UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments. — The schedule of investments for the nine-month period ended July 31, 2013, is filed herewith.

FIRST EAGLE Global Fund

Schedule of Investments • Period Ended July 31, 2013 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 75.23%

U.S. Common Stocks — 33.77%

Consumer Discretionary 2.97%
17,414,912	Comcast Corporation, Class ‘A’	$296,976,000	$750,756,856
6,208,490	Omnicom Group, Inc.	186,093,077	399,019,652
3,992,318	H&R Block, Inc.	67,554,206	125,478,555
2,485	JG Boswell Company	573,840	2,186,800
33,892	Mills Music Trust (a)(b)	1,015,863	984,563
183,753	St. John Knits International, Inc. (b)(c)	3,151,087	918,765
		555,364,073	1,279,345,191
Consumer Staples 2.94%
17,479,577	Sysco Corporation	495,705,689	603,220,202
7,917,054	Lorillard, Inc.	229,193,225	336,712,307
3,258,980	Colgate-Palmolive Company	125,309,063	195,115,132
1,693,404	Wal-Mart Stores, Inc.	82,465,011	131,983,908
		932,672,988	1,267,031,549
Energy 2.18%
6,224,163	ConocoPhillips	250,797,600	403,699,212
5,498,448	Devon Energy Corporation	312,965,847	302,469,625
1,442,501	Apache Corporation	90,693,920	115,760,705
3,908,035	San Juan Basin Royalty Trust (a)	138,744,050	64,052,694
806,395	Helmerich & Payne, Inc.	17,026,317	50,964,164
		810,227,734	936,946,400
Financials 8.69%
7,529,993	American Express Company	317,870,387	555,487,584
17,571,107	Bank of New York Mellon Corporation	441,008,507	552,611,315
2,714	Berkshire Hathaway, Inc., Class ‘A’ (c)	218,995,900	471,964,600
9,693,682	BB&T Corporation	245,863,323	345,967,511
6,847,974	Cincinnati Financial Corporation	171,457,425	335,550,726
7,819,459	U.S. Bancorp	192,949,644	291,822,210
9,921,397	Weyerhaeuser Company, REIT	154,182,567	281,767,675
5,719,208	Plum Creek Timber Company, Inc., REIT	212,342,604	278,982,966
4,386,051	WR Berkley Corporation	117,583,057	185,836,981
2,858,553	Rayonier, Inc., REIT	27,837,041	167,053,837
743,437	Visa, Inc., Class ‘A’	53,618,674	131,595,783
202,406	Mastercard, Inc., Class ‘A’	40,702,513	123,591,128
40,182	Alleghany Corporation (c)	13,132,071	16,228,706
		2,207,543,713	3,738,461,022

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 33.77% — (continued)

Health Care 0.98%
3,747,270	WellPoint, Inc.	$191,846,248	$320,616,421
1,059,980	Johnson & Johnson	59,610,842	99,108,130
		251,457,090	419,724,551
Industrials 5.15%
13,051,511	Cintas Corporation (a)	438,387,413	620,077,288
4,069,880	3M Company	315,646,157	477,926,008
3,069,252	Lockheed Martin Corporation	217,057,860	368,678,550
3,867,416	Northrop Grumman Corporation	231,724,655	356,034,317
3,638,247	Alliant Techsystems, Inc. (a)	314,316,906	338,720,796
558,107	Unifirst Corporation	7,536,171	54,705,648
		1,524,669,162	2,216,142,607
Information Technology 7.57%
28,001,169	Cisco Systems, Inc.	451,350,030	715,429,868
19,924,734	Microsoft Corporation	501,658,947	634,204,283
17,326,565	Oracle Corporation	498,620,686	560,514,378
23,729,320	Intel Corporation	444,931,301	552,893,156
8,019,789	Linear Technology Corporation	227,165,656	325,282,642
282,275	Google, Inc., Class ‘A’ (c)	149,382,648	250,547,290
2,365,411	Automatic Data Processing, Inc.	85,148,200	170,522,479
1,137,229	NetApp, Inc.	36,048,305	46,762,856
		2,394,305,773	3,256,156,952
Materials 1.58%
4,172,577	Scotts Miracle-Gro Company, Class ‘A’ (a)	182,102,946	209,671,994
4,056,879	Vulcan Materials Company	200,596,336	191,403,551
1,752,640	Martin Marietta Materials, Inc.	155,134,877	174,562,944
1,780,037	Newmont Mining Corporation	45,037,176	53,401,110
811,480	Deltic Timber Corporation (a)	39,544,384	48,956,589
		622,415,719	677,996,188
Utilities 1.71%
9,696,381	FirstEnergy Corporation	353,449,107	369,141,225
3,760,485	IDACorp, Inc. (a)	124,066,738	198,440,793
2,491,660	Entergy Corporation	164,249,120	168,187,050
		641,764,965	735,769,068
Total U.S. Common Stocks		9,940,421,217	14,527,573,528

International Common Stocks — 41.46%

Australia 0.95%
37,126,221	Newcrest Mining Limited	792,366,434	408,126,036

Austria 0.37%
3,562,606	OMV AG	145,201,961	157,659,873

Belgium 0.53%
2,788,865	Groupe Bruxelles Lambert SA	234,732,253	226,950,854

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 41.46% — (continued)

Bermuda 0.37%
2,875,070	Jardine Matheson Holdings Limited	$141,681,818	$157,352,581

Canada 4.71%
16,009,475	Goldcorp, Inc.	535,969,039	451,947,479
13,341,300	Canadian Natural Resources Limited	384,184,740	413,449,108
10,681,419	Cenovus Energy, Inc.	303,548,891	316,170,002
9,130,439	Potash Corporation of Saskatchewan, Inc.	351,228,590	264,782,731
17,645,244	Penn West Petroleum Limited	273,529,232	208,213,879
7,004,423	Agnico-Eagle Mines Limited	224,331,641	199,200,853
31,567,445	Kinross Gold Corporation	162,770,296	165,097,737
1,493,910	Postmedia Network Canada Corporation (b)(c)(d)	6,692,131	3,127,161
1,008,427	Catalyst Paper Corporation (a)(b)(c)(e)	17,346	1,178,184
		2,242,271,906	2,023,167,134
France 6.14%
8,485,204	Total SA	432,228,230	452,660,408
4,179,227	Sanofi	323,385,924	445,731,877
10,735,807	Bouygues SA	391,146,130	313,783,860
3,330,779	Sodexo	88,582,313	304,239,407
6,144,333	Compagnie de Saint-Gobain	257,667,236	284,867,810
9,014,634	Carrefour SA	370,611,753	276,669,664
11,803,362	Société Télévision Francaise 1 (a)	184,371,882	174,691,428
2,044,437	Neopost SA (a)	184,799,958	147,250,858
921,669	Wendel SA	19,716,342	106,527,232
1,401,821	Legrand SA	47,735,245	72,638,334
157,260	Robertet SA (a)	20,623,058	31,590,832
42,252	Robertet SA CI (b)(f)(g)	800,508	5,969,496
385,000	Sabeton SA (a)	4,841,233	6,602,060
12,000,000	FINEL (a)(b)(c)(e)(f)(h)	0	5,747,111
104,457	Gaumont SA	6,087,824	5,490,481
69,500	NSC Groupe (a)(b)	12,298,421	5,435,683
		2,344,896,057	2,639,896,541
Germany 2.15%
7,775,691	HeidelbergCement AG	424,710,748	597,285,020
3,703,609	Daimler AG	169,583,381	257,292,927
693,440	Fraport AG	20,976,007	44,949,678
773,684	Hornbach Baumarkt AG	21,504,161	26,246,394
		636,774,297	925,774,019
Hong Kong 0.35%
12,693,580	Guoco Group Limited	115,086,260	148,121,227
20,738,780	City e-Solutions Limited (a)(b)(c)	936,898	2,045,640
		116,023,158	150,166,867
Ireland 0.49%
10,094,915	CRH PLC	175,024,030	212,078,692

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 41.46% — (continued)

Israel 0.29%
15,719,757	Israel Chemicals Limited	$156,830,538	$125,615,151

Italy 0.36%
18,139,395	Italcementi S.p.A. RSP	249,186,230	67,568,874
4,682,069	Italcementi S.p.A.	86,201,872	34,569,782
1,734,972	Italmobiliare S.p.A. RSP (c)	121,356,934	27,097,325
1,021,137	Italmobiliare S.p.A. (c)	107,360,738	24,370,941
		564,105,774	153,606,922
Japan 14.65%
11,590,430	Secom Company Limited	528,330,685	639,243,407
1,805,290	Keyence Corporation	330,888,353	590,024,308
10,093,100	KDDI Corporation	320,823,747	557,692,483
2,519,456	SMC Corporation	272,409,539	534,461,251
3,169,600	Fanuc Corporation	295,828,491	481,056,644
8,116,560	Astellas Pharma, Inc.	324,707,133	435,215,402
4,713,790	Shimano, Inc. (a)	75,715,336	425,593,950
14,618,720	MS&AD Insurance Group Holdings	356,085,457	379,540,254
14,917,300	NKSJ Holdings, Inc.	402,645,728	375,255,948
14,298,940	Hoya Corporation	305,848,299	308,732,092
11,939,880	Mitsubishi Estate Company Limited	205,947,588	303,771,230
2,224,800	Hirose Electric Company Limited (a)	234,623,569	297,442,876
7,687,360	MISUMI Group, Inc. (a)	126,581,105	209,398,316
5,876,710	Nomura Research Institute Limited	122,391,890	192,669,177
4,274,630	Nissin Foods Holdings Company Limited	152,059,580	170,050,902
2,555,700	Ono Pharmaceutical Company Limited	102,994,965	164,184,996
3,526,280	Chofu Seisakusho Company Limited (a)	64,322,537	73,435,654
5,147,000	T. Hasegawa Company Limited (a)	79,849,658	70,915,157
924,660	Shin-Etsu Chemical Company Limited	43,043,581	57,797,152
1,919,000	Seikagaku Corporation	20,156,969	26,185,109
5,740	NTT DoCoMo, Inc.	8,574,070	8,764,478
		4,373,828,280	6,301,430,786
Malaysia 0.34%
114,886,480	Genting Malaysia Berhad	99,078,847	147,326,682

Mexico 2.15%
16,713,544	Grupo Televisa S.A.B., ADR	327,870,823	452,937,042
17,363,483	Fresnillo PLC	235,978,628	271,802,165
6,401,020	Industrias Peñoles S.A.B. de C.V.	7,339,323	200,889,619
		571,188,774	925,628,826
Netherlands 0.19%
10,519,454	TNT Express NV	115,928,316	82,693,817

Singapore 0.05%
13,467,250	ComfortDelGro Corporation Limited	3,279,183	21,194,083

South Africa 0.91%
14,839,872	AngloGold Ashanti Limited, ADR	245,236,557	195,441,114

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 41.46% — (continued)

South Africa 0.91% — (continued)
25,019,071	Gold Fields Limited, ADR	$233,463,377	$150,864,998
8,092,307	Harmony Gold Mining Company Limited, ADR	69,852,451	31,155,382
4,769,860	Sibanye Gold Limited, ADR (c)	28,713,214	14,834,265
		577,265,599	392,295,759
South Korea 0.85%
3,898,597	KT&G Corporation	216,376,344	262,700,040
51,900	Lotte Confectionery Company Limited	21,157,499	73,270,045
39,989	Namyang Dairy Products Company Limited (a)	7,325,466	31,288,543
		244,859,309	367,258,628
Spain 0.43%
3,295,234	Red Electrica Corporation SA	165,292,750	183,922,912

Sweden 0.64%
5,939,940	Investor AB, Class ‘A’	116,378,542	173,692,315
3,394,798	Investor AB, Class ‘B’	63,888,333	102,185,339
		180,266,875	275,877,654
Switzerland 1.86%
5,091,560	Nestlé SA	146,056,200	344,957,385
4,327,670	Pargesa Holding SA	272,881,781	309,804,028
25,153	Lindt & Spruengli AG PC	19,779,295	98,823,608
388,803	Kuehne & Nagel International AG	7,503,142	47,053,796
		446,220,418	800,638,817
Thailand 0.48%
30,023,200	Bangkok Bank PCL, NVDR	97,800,376	196,637,572
577,000	OHTL PCL (b)	2,636,473	11,060,703
		100,436,849	207,698,275
United Kingdom 2.20%
56,493,179	WM Morrison Supermarkets PLC	249,447,134	248,453,315
7,175,381	Berkeley Group Holdings PLC (a)	86,127,761	246,582,293
7,387,420	GlaxoSmithKline PLC	140,774,624	189,249,861
4,355,040	Willis Group Holdings PLC	119,957,625	186,395,712
3,052,693	Anglo American PLC	74,109,213	65,386,257
3,427,266	Rank Group PLC	8,536,690	8,368,036
		678,953,047	944,435,474
Total International Common Stocks		15,106,506,473	17,830,796,383
Total Common Stocks		25,046,927,690	32,358,369,911

International Preferred Stock — 0.28%

Germany 0.28%
1,754,484	Hornbach Holding AG	63,837,360	119,971,580

Warrant — 0.24%

United States — 0.24%
5,806,899	JPMorgan Chase & Company Warrant expire 10/28/18 (c)	75,108,859	104,233,837

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

OUNCES	DESCRIPTION	COST	VALUE

Commodity — 3.38%
1,097,527	Gold bullion (c)	$799,578,304	$1,452,797,123

PRINCIPAL

Notes and Bonds — 0.35%

U.S. Corporate Bonds — 0.07%
$5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	4,787,072	5,220,985
22,554,000	Yankee Candle Company, Inc. Series ‘B’ 9.75% due 02/15/17	22,127,362	23,428,193
Total U.S. Corporate Bonds		26,914,434	28,649,178

International Notes and Bonds — 0.28%

International Corporate Notes and Bonds — 0.22%

Canada 0.02%
17,593,454 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (e)(i)	19,934,016	10,600,056

France 0.17%
15,649,147 EUR	Emin Leydier SA FRN 7.32% due 07/31/16 (b)(e)(f)(j)	22,293,878	20,818,839
17,256,032 EUR	FINEL 9.50% due 06/30/17 (b)(e)(f)	21,555,398	17,217,419
12,050,000 EUR	Wendel SA 4.375% due 08/09/17	12,676,820	16,801,793
10,000,000 EUR	Wendel SA 4.875% due 09/21/15	11,974,515	14,068,449
3,500,000 EUR	Wendel SA 4.875% due 05/26/16	3,339,691	4,959,717
		71,840,302	73,866,217
Norway 0.03%
5,500,000 USD	Den Norske Bank ASA FRN 0.625% due 08/30/13 (b)(j)	3,982,221	3,074,500
3,500,000 USD	Den Norske Creditbank FRN 0.607% due 08/30/13 (b)(j)	2,664,113	1,960,000
3,170,000 USD	Den Norske Creditbank FRN 0.625% due 08/30/13 (b)(j)	2,116,126	1,768,885
10,000,000 USD	Nordea Bank Norge ASA FRN 0.625% due 11/21/13 (b)(j)	7,007,594	5,750,000
		15,770,054	12,553,385
Total International Corporate Notes and Bonds		107,544,372	97,019,658

International Government Bond — 0.06%

South Korea 0.06%
25,660,320,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (k)	24,449,785	24,038,713
Total International Notes and Bonds		131,994,157	121,058,371
Total Notes and Bonds		158,908,591	149,707,549

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

Commercial Paper — 20.33%

International Commercial Paper — 6.46%

Canada 0.31%
18,672,000 USD	Canadian Natural Resources Limited 0.30% due 08/08/13	$18,670,910	$18,670,910
28,441,000 USD	Suncor Energy, Inc. 0.27% due 08/14/13	28,438,227	28,438,227
58,298,000 USD	Suncor Energy, Inc. 0.29% due 09/12/13	58,278,276	58,278,276
27,964,000 USD	Suncor Energy, Inc. 0.29% due 09/23/13	27,952,061	27,952,061

France 1.26%
22,011,000 USD	Air Liquide SA 0.15% due 08/09/13	22,010,266	22,010,266
38,316,000 USD	Air Liquide SA 0.15% due 09/27/13	38,306,900	38,306,900
16,396,000 USD	Air Liquide SA 0.17% due 09/06/13	16,393,213	16,393,213
24,951,000 USD	Air Liquide SA 0.17% due 09/13/13	24,945,934	24,945,934
34,463,000 USD	EI du Pont de Nemours & Company 0.08% due 09/16/13	34,459,477	34,459,477
26,569,000 USD	EI du Pont de Nemours & Company 0.08% due 09/19/13	26,566,107	26,566,107
35,021,000 USD	EI du Pont de Nemours & Company 0.09% due 09/13/13	35,017,235	35,017,235
50,589,000 USD	GDF Suez SA 0.19% due 08/14/13	50,585,529	50,585,529
19,008,000 USD	GDF Suez SA 0.19% due 08/16/13	19,006,495	19,006,495
68,701,000 USD	Sanofi 0.12% due 09/18/13	68,690,466	68,690,466
35,009,000 USD	Sanofi 0.13% due 09/19/13	35,002,805	35,002,805
50,000,000 USD	Électricité de France SA 0.16% due 09/06/13	49,992,000	49,991,778
38,738,000 USD	Électricité de France SA 0.17% due 09/09/13	38,730,866	38,730,866
22,540,000 USD	Électricité de France SA 0.18% due 09/20/13	22,534,365	22,534,365
39,096,000 USD	Électricité de France SA 0.18% due 09/30/13	39,084,271	39,083,348
20,418,000 USD	Électricité de France SA 0.18% due 10/01/13	20,411,773	20,411,213

Germany 1.03%
64,134,000 USD	Henkel Corporation 0.13% due 09/10/13	64,124,736	64,124,736

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 6.46% — (continued)

Germany 1.03% — (continued)
55,814,000 USD	Henkel Corporation 0.15% due 09/10/13	$55,804,698	$55,804,698
14,938,000 USD	Henkel Corporation 0.15% due 10/10/13	14,933,643	14,931,961
34,783,000 USD	Siemens Company 0.06% due 08/26/13	34,781,551	34,781,551
75,354,000 USD	Siemens Company 0.07% due 09/24/13	75,346,088	75,346,088
46,360,000 USD	Siemens Company 0.08% due 08/02/13	46,359,897	46,359,897
39,020,000 USD	Siemens Company 0.08% due 08/05/13	39,019,653	39,019,653
39,020,000 USD	Siemens Company 0.08% due 08/06/13	39,019,566	39,019,566
71,287,000 USD	Siemens Company 0.10% due 09/12/13	71,278,683	71,278,683

Italy 0.48%
31,263,000 USD	Eni S.p.A. 0.39% due 08/26/13	31,254,750	31,254,750
65,655,000 USD	Eni S.p.A. 0.40% due 08/05/13	65,652,155	65,652,155
41,659,000 USD	Eni S.p.A. 0.40% due 09/11/13	41,640,497	41,640,497
66,701,000 USD	Eni S.p.A. 0.44% due 09/19/13	66,661,961	66,661,961

Japan 0.67%
1,038,000 USD	Hitachi International Treasury 0.27% due 08/01/13	1,038,000	1,037,992
27,198,000 USD	Honda Corporation 0.07% due 08/09/13	27,197,577	27,197,577
81,349,000 USD	Honda Corporation 0.10% due 08/08/13	81,347,418	81,347,418
46,691,000 USD	Honda Corporation 0.10% due 08/23/13	46,688,147	46,688,147
68,702,000 USD	Honda Corporation 0.10% due 09/25/13	68,691,504	68,691,504
63,662,000 USD	Honda Corporation 0.12% due 09/19/13	63,651,602	63,651,602

Luxembourg 0.11%
47,089,000 USD	Michelin Luxembourg S.C.S. 0.23% due 08/09/13	47,086,593	47,086,593

Panama 0.09%
39,636,000 USD	Carnival Corporation 0.27% due 08/13/13	39,632,433	39,632,433

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 6.46% — (continued)

Switzerland 0.91%
57,796,000 USD	Nestlé SA 0.08% due 09/20/13	$57,789,578	$57,789,578
32,161,000 USD	Nestlé SA 0.10% due 08/14/13	32,159,839	32,159,839
31,925,000 USD	Nestlé SA 0.10% due 09/05/13	31,921,896	31,921,896
18,729,000 USD	Nestlé SA 0.10% due 09/18/13	18,726,503	18,726,503
25,592,000 USD	Nestlé SA 0.12% due 09/05/13	25,589,014	25,589,014
13,635,000 USD	Roche Holdings, Inc. 0.06% due 08/06/13	13,634,886	13,634,886
35,101,000 USD	Roche Holdings, Inc. 0.07% due 08/07/13	35,100,591	35,100,591
35,694,000 USD	Roche Holdings, Inc. 0.08% due 08/01/13	35,694,000	35,694,000
35,104,000 USD	Roche Holdings, Inc. 0.08% due 08/15/13	35,102,908	35,102,908
13,340,000 USD	Roche Holdings, Inc. 0.08% due 09/16/13	13,338,636	13,338,636
15,915,000 USD	Roche Holdings, Inc. 0.08% due 09/17/13	15,913,338	15,913,338
26,821,000 USD	Roche Holdings, Inc. 0.08% due 09/20/13	26,818,020	26,818,020
22,478,000 USD	Roche Holdings, Inc. 0.09% due 10/07/13	22,474,235	22,474,788
26,580,000 USD	Roche Holdings, Inc. 0.09% due 10/15/13	26,575,016	26,575,492

United Kingdom 1.60%
35,325,000 USD	AstraZeneca PLC 0.09% due 09/18/13	35,320,761	35,320,761
29,318,000 USD	AstraZeneca PLC 0.09% due 10/21/13	29,312,064	29,305,379
34,959,000 USD	AstraZeneca PLC 0.09% due 10/23/13	34,951,746	34,943,338
59,515,000 USD	AstraZeneca PLC 0.10% due 08/19/13	59,512,024	59,512,024
57,110,000 USD	AstraZeneca PLC 0.10% due 09/05/13	57,104,448	57,104,448
35,104,000 USD	AstraZeneca PLC 0.10% due 09/10/13	35,100,099	35,100,099
38,716,000 USD	AstraZeneca PLC 0.10% due 09/23/13	38,710,300	38,710,300
69,865,000 USD	AstraZeneca PLC 0.12% due 08/02/13	69,864,767	69,864,767
41,210,000 USD	AstraZeneca PLC 0.13% due 10/15/13	41,198,839	41,194,254

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 6.46% — (continued)

United Kingdom 1.60% — (continued)
70,042,000 USD	GlaxoSmithKline PLC 0.10% due 08/15/13	$70,039,276	$70,039,276
35,644,000 USD	GlaxoSmithKline PLC 0.11% due 08/01/13	35,644,000	35,644,000
74,688,000 USD	GlaxoSmithKline PLC 0.11% due 08/20/13	74,683,664	74,683,664
35,644,000 USD	GlaxoSmithKline PLC 0.12% due 08/15/13	35,642,337	35,642,337
51,740,000 USD	Reckitt Benckiser 0.08% due 08/09/13	51,739,080	51,739,080
20,976,000 USD	Reed Elsevier, Inc. 0.20% due 08/23/13	20,973,436	20,973,436
Total International Commercial Paper		2,776,923,629	2,776,901,585

U.S. Commercial Paper — 13.87%
$58,396,000	3M Company 0.05% due 08/19/13	58,394,540	58,394,540
16,612,000	3M Company 0.05% due 08/22/13	16,611,515	16,611,515
50,000,000	3M Company 0.05% due 09/25/13	49,996,181	49,996,181
36,334,000	3M Company 0.06% due 09/25/13	36,330,669	36,330,669
16,612,000	3M Company 0.07% due 09/25/13	16,610,223	16,610,223
32,633,000	3M Company 0.08% due 09/13/13	32,629,882	32,629,882
9,000,000	Abbott Laboratories 0.08% due 08/22/13	8,999,580	8,999,580
13,870,000	Abbott Laboratories 0.09% due 10/01/13	13,867,885	13,868,519
23,412,000	Abbott Laboratories 0.10% due 08/27/13	23,410,309	23,410,309
17,991,000	Abbott Laboratories 0.10% due 09/03/13	17,989,351	17,989,351
24,515,000	Abbott Laboratories 0.10% due 09/24/13	24,511,323	24,511,323
68,970,000	Abbott Laboratories 0.10% due 10/08/13	68,956,972	68,960,882
19,548,000	Abbott Laboratories 0.10% due 10/15/13	19,543,927	19,544,864
40,000,000	Abbott Laboratories 0.10% due 10/28/13	39,990,222	39,991,200
24,526,000	Abbott Laboratories 0.11% due 08/12/13	24,525,176	24,525,176
33,808,000	Abbott Laboratories 0.11% due 08/27/13	33,805,314	33,805,314
23,412,000	Abbott Laboratories 0.11% due 09/09/13	23,409,210	23,409,210
23,873,000	Abbott Laboratories 0.11% due 09/16/13	23,869,645	23,869,645
51,820,000	Abbott Laboratories 0.11% due 10/21/13	51,807,175	51,810,320
15,492,000	Abbott Laboratories 0.12% due 09/09/13	15,489,986	15,489,986
37,344,000	Air Products 0.09% due 08/08/13	37,343,346	37,343,346
19,859,000	Air Products 0.10% due 08/28/13	19,857,511	19,857,511
21,610,000	AON Corporation 0.36% due 09/17/13	21,600,125	21,600,125
25,434,000	Apache Corporation 0.30% due 08/12/13	25,431,669	25,431,669
207,000	Arrow Electronics, Inc. 0.51% due 08/01/13	207,000	206,997
13,984,000	Baker Hughes, Inc. 0.07% due 08/08/13	13,983,810	13,983,810
34,022,000	BHP Billiton Finance USA Limited 0.09% due 08/06/13	34,021,575	34,021,575
35,114,000	BHP Billiton Finance USA Limited 0.09% due 08/14/13	35,112,859	35,112,859
36,436,000	BHP Billiton Finance USA Limited 0.10% due 08/21/13	36,433,976	36,433,976
59,683,000	BHP Billiton Finance USA Limited 0.10% due 08/22/13	59,679,518	59,679,518
18,167,000	BHP Billiton Finance USA Limited 0.10% due 09/06/13	18,165,183	18,165,183
77,432,000	BHP Billiton Finance USA Limited 0.11% due 08/16/13	77,428,451	77,428,451

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 13.87% — (continued)
$33,351,000	BHP Billiton Finance USA Limited 0.11% due 08/19/13	$33,349,166	$33,349,166
34,022,000	BHP Billiton Finance USA Limited 0.11% due 09/09/13	34,017,946	34,017,946
57,474,000	BHP Billiton Finance USA Limited 0.12% due 09/11/13	57,466,145	57,466,145
56,195,000	Caterpillar Financial Services Company 0.09% due 08/12/13	56,193,455	56,193,455
69,919,000	Caterpillar Financial Services Company 0.09% due 09/23/13	69,909,736	69,909,736
86,480,000	Caterpillar Financial Services Company 0.12% due 08/13/13	86,476,685	86,476,685
26,064,000	Celgene Corporation 0.31% due 10/16/13	26,046,943	26,046,550
13,946,000	Chevron Corporation 0.07% due 08/06/13	13,945,864	13,945,864
40,149,000	Chevron Corporation 0.09% due 08/23/13	40,146,792	40,146,792
37,344,000	Church & Dwight Company, Inc. 0.32% due 09/13/13	37,329,726	37,329,726
36,502,000	Coca-Cola Company 0.11% due 08/14/13	36,500,550	36,500,550
50,446,000	Coca-Cola Company 0.11% due 09/11/13	50,439,680	50,439,680
36,339,000	Coca-Cola Company 0.11% due 10/09/13	36,331,338	36,334,054
33,535,000	Coca-Cola Company 0.12% due 08/05/13	33,534,553	33,534,553
54,190,000	Coca-Cola Company 0.12% due 08/06/13	54,189,097	54,189,097
45,628,000	Coca-Cola Company 0.12% due 08/21/13	45,624,958	45,624,958
63,212,000	Coca-Cola Company 0.12% due 09/13/13	63,202,940	63,202,940
35,325,000	Coca-Cola Company 0.12% due 10/17/13	35,315,933	35,319,030
53,106,000	Coca-Cola Company 0.12% due 10/22/13	53,091,485	53,095,836
55,906,000	Coca-Cola Company 0.13% due 08/20/13	55,902,164	55,902,164
32,580,000	Colgate-Palmolive Company 0.03% due 08/01/13	32,580,000	32,580,000
35,325,000	Colgate-Palmolive Company 0.04% due 08/05/13	35,324,843	35,324,843
21,022,000	Colgate-Palmolive Company 0.04% due 08/16/13	21,021,650	21,021,650
20,344,000	ConocoPhillips 0.11% due 08/19/13	20,342,881	20,342,881
23,370,000	ConocoPhillips 0.13% due 08/09/13	23,369,325	23,369,325
32,535,000	ConocoPhillips 0.15% due 10/08/13	32,525,782	32,528,828
25,000,000	Deere & Company 0.07% due 08/12/13	24,999,465	24,999,465
44,524,000	Deere & Company 0.08% due 09/12/13	44,519,844	44,519,844
15,326,000	Devon Energy Corporation 0.21% due 08/21/13	15,324,212	15,324,212
15,871,000	Devon Energy Corporation 0.30% due 08/16/13	15,869,016	15,869,016
710,000	Duke Energy Corporation 0.20% due 08/01/13	710,000	709,996
30,561,000	Duke Energy Corporation 0.26% due 08/07/13	30,559,676	30,559,676
10,392,000	Emerson Electric Company 0.05% due 09/11/13	10,391,408	10,391,408
21,208,000	Emerson Electric Company 0.06% due 08/30/13	21,206,975	21,206,975
24,045,000	Emerson Electric Company 0.06% due 09/03/13	24,043,678	24,043,678
22,406,000	Emerson Electric Company 0.07% due 08/14/13	22,405,434	22,405,434
35,694,000	Exxon Mobil Corporation 0.05% due 08/01/13	35,694,000	35,694,000
35,694,000	Exxon Mobil Corporation 0.05% due 08/02/13	35,693,950	35,693,950
94,093,000	Exxon Mobil Corporation 0.05% due 08/09/13	94,091,955	94,091,955
70,695,000	Exxon Mobil Corporation 0.06% due 09/20/13	70,689,109	70,689,109
71,989,000	Exxon Mobil Corporation 0.07% due 08/06/13	71,988,300	71,988,300
59,683,000	Exxon Mobil Corporation 0.07% due 08/08/13	59,682,188	59,682,188
36,436,000	Exxon Mobil Corporation 0.07% due 08/13/13	36,435,150	36,435,150
29,875,000	Exxon Mobil Corporation 0.07% due 09/13/13	29,872,502	29,872,502

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 13.87% — (continued)
$75,000,000	Exxon Mobil Corporation 0.07% due 09/30/13	$74,991,250	$74,979,540
32,993,000	General Electric Company 0.03% due 08/22/13	32,992,423	32,992,423
33,651,000	General Electric Company 0.05% due 09/17/13	33,648,803	33,648,803
32,580,000	General Electric Company 0.06% due 09/17/13	32,577,448	32,577,448
36,334,000	General Electric Company 0.06% due 09/20/13	36,330,972	36,330,972
42,417,000	Google, Inc. 0.05% due 08/07/13	42,416,647	42,416,647
73,295,000	Google, Inc. 0.05% due 09/25/13	73,289,401	73,289,401
25,653,000	Google, Inc. 0.07% due 10/23/13	25,648,860	25,644,978
71,388,000	Google, Inc. 0.08% due 09/04/13	71,382,606	71,382,606
463,000	Hasbro, Inc. 0.22% due 08/01/13	463,000	462,997
33,808,000	Honeywell International, Inc. 0.10% due 09/24/13	33,802,929	33,802,929
73,318,000	Johnson & Johnson 0.04% due 08/21/13	73,316,371	73,316,371
74,480,000	Johnson & Johnson 0.04% due 09/04/13	74,477,186	74,477,186
33,904,000	Johnson & Johnson 0.04% due 09/06/13	33,902,644	33,902,644
65,540,000	Johnson & Johnson 0.05% due 08/07/13	65,539,454	65,539,454
65,540,000	Johnson & Johnson 0.05% due 08/12/13	65,538,999	65,538,999
13,914,000	Mattel, Inc. 0.14% due 08/01/13	13,914,000	13,914,000
17,231,000	Medtronic, Inc. 0.05% due 08/23/13	17,230,473	17,230,473
73,295,000	Medtronic, Inc. 0.06% due 08/20/13	73,292,679	73,292,679
20,000,000	Medtronic, Inc. 0.06% due 09/24/13	19,998,200	19,998,200
32,580,000	Merck & Company, Inc. 0.07% due 09/18/13	32,576,959	32,576,959
32,580,000	Merck & Company, Inc. 0.07% due 09/23/13	32,576,642	32,576,642
32,580,000	Merck & Company, Inc. 0.07% due 09/24/13	32,576,579	32,576,579
70,414,000	Merck & Company, Inc. 0.10% due 08/16/13	70,411,066	70,411,066
35,207,000	Merck & Company, Inc. 0.10% due 08/19/13	35,205,240	35,205,240
35,207,000	Merck & Company, Inc. 0.10% due 08/20/13	35,205,142	35,205,142
35,207,000	Merck & Company, Inc. 0.10% due 08/22/13	35,204,946	35,204,946
17,552,000	MetLife 0.13% due 08/13/13	17,551,239	17,551,239
35,347,000	MetLife 0.14% due 09/18/13	35,340,402	35,340,402
42,584,000	MetLife 0.14% due 10/09/13	42,572,573	42,569,922
40,299,000	MetLife 0.15% due 08/02/13	40,298,832	40,298,832
16,741,000	MetLife 0.15% due 08/13/13	16,740,163	16,740,163
28,263,000	MetLife 0.15% due 09/17/13	28,257,465	28,257,465
37,157,000	MetLife 0.16% due 08/26/13	37,152,871	37,152,871
38,363,000	Omnicom Group, Inc. 0.29% due 08/14/13	38,358,983	38,358,983
48,491,000	Omnicom Group, Inc. 0.29% due 08/21/13	48,483,188	48,483,188
29,219,000	Parker-Hannifin Corporation 0.08% due 09/16/13	29,216,013	29,216,013
6,900,000	Parker-Hannifin Corporation 0.08% due 09/18/13	6,899,264	6,899,264
32,119,000	Parker-Hannifin Corporation 0.10% due 08/22/13	32,117,126	32,117,126
29,474,000	Parker-Hannifin Corporation 0.10% due 08/26/13	29,471,953	29,471,953
21,195,000	PepsiCo, Inc. 0.04% due 08/01/13	21,195,000	21,195,000
19,936,000	PepsiCo, Inc. 0.04% due 08/02/13	19,935,978	19,935,978
27,964,000	PepsiCo, Inc. 0.07% due 08/07/13	27,963,674	27,963,674
51,093,000	Philip Morris International, Inc. 0.07% due 08/12/13	51,091,907	51,091,907
72,669,000	Philip Morris International, Inc. 0.07% due 09/17/13	72,662,359	72,662,359
12,323,000	Philip Morris International, Inc. 0.08% due 08/01/13	12,323,000	12,323,000
34,022,000	Philip Morris International, Inc. 0.08% due 09/03/13	34,019,505	34,019,505

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 13.87% — (continued)
$36,297,000	Philip Morris International, Inc. 0.09% due 08/01/13	$36,297,000	$36,297,000
32,828,000	Philip Morris International, Inc. 0.09% due 08/05/13	32,827,672	32,827,672
38,363,000	Philip Morris International, Inc. 0.09% due 09/17/13	38,358,492	38,358,492
33,226,000	Philip Morris International, Inc. 0.10% due 10/17/13	33,218,893	33,210,593
35,347,000	Philip Morris International, Inc. 0.11% due 08/28/13	35,344,084	35,344,084
40,149,000	Procter & Gamble Company 0.07% due 08/09/13	40,148,375	40,148,375
47,047,000	Procter & Gamble Company 0.09% due 09/04/13	47,043,001	47,043,001
40,149,000	Procter & Gamble Company 0.09% due 09/06/13	40,145,387	40,145,387
39,677,000	Procter & Gamble Company 0.10% due 08/21/13	39,674,796	39,674,796
39,677,000	Procter & Gamble Company 0.10% due 08/22/13	39,674,686	39,674,686
39,677,000	Procter & Gamble Company 0.10% due 08/23/13	39,674,575	39,674,575
50,000,000	Schlumberger Investments SA 0.11% due 08/15/13	49,997,861	49,997,861
33,351,000	Schlumberger Investments SA 0.15% due 09/16/13	33,344,608	33,344,608
39,677,000	Syngenta Wilmington, Inc. 0.12% due 08/15/13	39,675,148	39,675,148
386,000	Unilever Capital Corporation 0.04% due 08/01/13	386,000	386,000
25,312,000	Unilever Capital Corporation 0.09% due 08/05/13	25,311,747	25,311,747
35,104,000	Unilever Capital Corporation 0.09% due 08/08/13	35,103,386	35,103,386
72,873,000	Unilever Capital Corporation 0.10% due 09/09/13	72,865,105	72,865,105
49,771,000	Unilever Capital Corporation 0.10% due 09/12/13	49,765,193	49,765,193
36,334,000	United Parcel Service, Inc. 0.03% due 09/11/13	36,332,759	36,332,759
33,351,000	United Parcel Service, Inc. 0.04% due 08/20/13	33,350,296	33,350,296
35,325,000	Wal-Mart Stores, Inc. 0.06% due 08/13/13	35,324,293	35,324,293
27,827,000	Wal-Mart Stores, Inc. 0.06% due 09/09/13	27,825,191	27,825,191
19,936,000	Wal-Mart Stores, Inc. 0.08% due 10/18/13	19,932,544	19,932,543
66,966,000	Wal-Mart Stores, Inc. 0.09% due 08/26/13	66,961,815	66,961,815
34,022,000	Wal-Mart Stores, Inc. 0.09% due 09/05/13	34,019,023	34,019,023
34,022,000	Wal-Mart Stores, Inc. 0.09% due 09/06/13	34,018,938	34,018,938
105,311,000	Wal-Mart Stores, Inc. 0.09% due 09/10/13	105,300,469	105,300,469
87,069,000	Wal-Mart Stores, Inc. 0.09% due 09/16/13	87,058,987	87,058,987
40,000,000	Wal-Mart Stores, Inc. 0.09% due 09/23/13	39,994,700	39,994,700
38,363,000	Wal-Mart Stores, Inc. 0.09% due 09/24/13	38,357,821	38,357,821
195,000	WellPoint, Inc. 0.15% due 08/01/13	195,000	194,999
10,964,000	WellPoint, Inc. 0.18% due 08/20/13	10,962,958	10,962,958
38,835,000	WellPoint, Inc. 0.22% due 08/23/13	38,829,779	38,829,779
36,659,000	WellPoint, Inc. 0.23% due 09/03/13	36,651,271	36,651,271
18,063,000	WellPoint, Inc. 0.25% due 08/07/13	18,062,247	18,062,247
39,020,000	WellPoint, Inc. 0.26% due 09/23/13	39,005,064	39,005,064
17,674,000	WellPoint, Inc. 0.30% due 10/10/13	17,663,690	17,665,983
Total U.S. Commercial Paper		5,967,235,875	5,967,234,034
Total Commercial Paper		8,744,159,504	8,744,135,619
Total Investments — 99.81%		$34,888,520,308	42,929,215,619
Other Assets in Excess of Liabilities — 0.19%			80,077,053
Net Assets — 100.00%			$43,009,292,672

(a)              An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(b)              Security is deemed illiquid. At July 31, 2013, the value of these securities amounted to $92,277,934 or 0.21% of net assets.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

(c)               Non-income producing security/commodity.

(d)              Represents variable voting shares.

(e)               Represents securities that are subject to legal or contractual restrictions on resale. At July 31, 2013, the value of these securities amounted to $55,561,609 or 0.13% of net assets.

(f)                Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $49,752,865 or 0.12% of net assets.

(g)               Represents non-voting class of shares.

(h)              Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.

(i)                  Payment-in-kind security.

(j)                 Floating rate security. Rate shown is the rate in effect at July 31, 2013.

(k)              Inflation protected security.

At July 31, 2013, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,744,786,645
Gross unrealized depreciation	(1,704,091,334)
Net unrealized appreciation	$8,040,695,311

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PC	—	Participation Certificate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
RSP	—	Represents Non-Voting Shares

Currencies
EUR	—	Euro
KRW	—	South Korean Won
USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Catalyst Paper Corporation	09/17/12	$17,346	$1.17
Catalyst Paper Corporation 11.00% due 10/30/17	09/17/12	19,934,016	0.60
Emin Leydier SA FRN 7.32% due 07/31/16	07/30/09	22,293,878	1.33
FINEL 9.50% due 06/30/17	06/22/05	21,555,398	1.00
FINEL	07/30/09	—	0.48

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2013	UNREALIZED APPRECIATION AT JULY 31, 2013	UNREALIZED DEPRECIATION AT JULY 31, 2013
08/21/13	243,189,000	Euro	325,048,849	323,546,652	$1,502,197	$—
09/18/13	146,801,000	Euro	191,964,328	195,327,864	—	(3,363,536)
10/16/13	137,038,000	Euro	179,525,522	182,356,729	—	(2,831,207)
11/13/13	135,039,000	Euro	177,039,505	179,717,484	—	(2,677,979)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2013	UNREALIZED APPRECIATION AT JULY 31, 2013	UNREALIZED DEPRECIATION AT JULY 31, 2013
12/18/13	112,915,000	Euro	$150,654,580	$150,298,372	356,208	—
01/15/14	203,414,000	Euro	261,423,605	270,795,041	—	(9,371,436)
08/21/13	58,115,744,000	Japanese Yen	622,824,392	593,620,863	29,203,529	—
09/18/13	47,348,905,000	Japanese Yen	494,479,714	483,712,548	10,767,166	—
10/16/13	32,596,569,000	Japanese Yen	336,785,427	333,054,580	3,730,847	—
11/13/13	37,678,133,000	Japanese Yen	379,710,799	385,046,638	—	(5,335,839)
12/18/13	33,397,135,000	Japanese Yen	351,265,314	341,400,940	9,864,374	—
01/15/14	46,877,363,000	Japanese Yen	469,635,132	479,318,215	—	(9,683,083)
			$3,940,357,167	$3,918,195,926	$55,424,321	$(33,263,080)

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2012	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31,2013	MARKET VALUE JULY 31, 2013	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Alliant Techsystems, Inc.	3,638,247	—	—	3,638,247	$338,720,796	$—	$2,837,833
Berkeley Group Holdings PLC	9,342,277	—	2,166,896	7,175,381	246,582,293	37,136,878	1,758,548
Catalyst Paper Corporation	1,008,427	—	—	1,008,427	1,178,184	—	—
Chofu Seisakusho Company Limited	3,526,280	—	—	3,526,280	73,435,654	—	1,075,992
Cincinnati Financial Corporation*	8,511,151	—	1,663,177	6,847,974	335,550,726	28,651,797	8,909,729
Cintas Corporation	13,051,511	—	—	13,051,511	620,077,288	—	8,352,967
City e-Solutions Limited	20,738,780	—	—	20,738,780	2,045,640	—	—
Deltic Timber Corporation	1,249,382	—	437,902	811,480	48,956,589	7,983,912	255,002
FINEL	12,000,000	—	—	12,000,000	5,747,111	—	—
Hirose Electric Company Limited	2,318,500	—	93,700	2,224,800	297,442,876	1,445,429	1,596,933
IDACorp, Inc.	3,760,485	—	—	3,760,485	198,440,793	—	4,286,953
Mills Music Trust	33,892	—	—	33,892	984,563	—	16,959
MISUMI Group, Inc.	12,811,860	—	5,124,500	7,687,360	209,398,316	43,908,917	1,244,311
Namyang Dairy Products Company Limited	39,989	—	—	39,989	31,288,543	—	29,092
Neopost SA	2,044,437	—	—	2,044,437	147,250,858	—	4,157,563
NSC Groupe	69,500	—	—	69,500	5,435,683	—	157,523
Robertet SA	157,260	—	—	157,260	31,590,832	—	521,578
Sabeton SA	385,000	—	—	385,000	6,602,060	—	96,495
San Juan Basin Royalty Trust	3,908,035	—	—	3,908,035	64,052,694	—	1,265,500
Scotts Miracle-Gro Company	4,172,577	—	—	4,172,577	209,671,994	—	4,068,263
Shimano, Inc.	6,969,690	—	2,255,900	4,713,790	425,593,950	87,819,521	4,762,492
Société Télévision Francaise 1	11,803,362	—	—	11,803,362	174,691,428	—	7,183,427
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	70,915,157	—	506,568
Total					$3,545,654,028	$206,946,454	$53,083,728

* Not an affiliated issuer as of July 31, 2013.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	2.97%
Consumer Staples	2.94
Energy	2.18
Financials	8.69
Health Care	0.98
Industrials	5.15
Information Technology	7.57
Materials	1.58
Utilities	1.71
Total U.S. Common Stocks	33.77
International Common Stocks
Consumer Discretionary	4.97
Consumer Staples	3.52
Energy	3.61
Financials	5.85
Health Care	2.93
Industrials	6.73
Information Technology	3.57
Materials	8.53
Telecommunication Services	1.32
Utilities	0.43
Total International Common Stocks	41.46
International Preferred Stock
Consumer Discretionary	0.28
Total International Preferred Stock	0.28
Warrant	0.24
Commodity	3.38
U.S. Corporate Bonds
Consumer Discretionary	0.07
Total U.S. Corporate Bonds	0.07
International Notes and Bonds
Financials	0.15
Government Issues	0.06
Materials	0.07
Total International Notes and Bonds	0.28
Total Notes and Bonds	0.35
Commercial Paper
International Commercial Paper	6.46
U.S. Commercial Paper	13.87
Total Commercial Paper	20.33
Total Investments	99.81%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

FIRST EAGLE

Overseas Fund

Schedule of Investments • Period Ended July 31, 2013 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 72.50%

International Common Stocks — 72.29%

Australia 0.95%
11,735,292	Newcrest Mining Limited	$249,853,632	$129,005,271

Austria 1.12%
5,915,786	Wienerberger AG (a)	88,605,266	77,362,736
1,689,968	OMV AG	68,521,278	74,787,990
		157,126,544	152,150,726
Belgium 0.43%
657,123	Groupe Bruxelles Lambert SA	49,630,358	53,475,025
57,420	Sofina SA	4,474,251	5,408,319
		54,104,609	58,883,344
Bermuda 0.57%
1,192,400	Jardine Matheson Holdings Limited	38,970,319	65,260,052
1,189,958	Hiscox Limited	10,562,041	11,766,456
		49,532,360	77,026,508
Canada 6.62%
6,378,900	Canadian Natural Resources Limited	183,883,969	197,683,173
5,364,723	Goldcorp, Inc.	162,169,134	151,446,130
4,956,975	Cenovus Energy, Inc.	128,817,641	146,726,460
4,331,099	Potash Corporation of Saskatchewan, Inc.	166,886,332	125,601,871
8,606,885	Penn West Petroleum Limited	134,619,835	101,561,243
3,457,407	Agnico-Eagle Mines Limited	121,447,210	98,326,218
10,111,786	Kinross Gold Corporation	52,139,042	52,884,641
1,100,050	EnCana Corporation	14,298,776	19,272,876
1,266,835	Catalyst Paper Corporation (a)(b)(c)(d)	27,586,952	1,480,091
447,064	Postmedia Network Canada Corporation (b)(c)(e)	1,993,344	935,827
		993,842,235	895,918,530
France 10.25%
4,313,250	Total SA	224,492,499	230,099,064
1,660,633	Sanofi	135,351,026	177,113,390
5,176,813	Bouygues SA	189,847,951	151,306,778
4,677,267	Carrefour SA	148,208,450	143,550,796
1,472,625	Sodexo	40,712,418	134,512,244
2,605,941	Compagnie de Saint-Gobain	109,283,281	120,818,436
5,931,165	Société Télévision Francaise 1	93,465,134	87,782,082
827,900	Neopost SA	44,073,366	59,629,612
505,501	Wendel SA	10,862,584	58,426,205

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 72.29% — (continued)

France 10.25% — (continued)
558,938	Laurent-Perrier (a)	$19,851,603	$49,634,169
235,837	Robertet SA (a)	20,591,064	47,375,602
51,500	Robertet SA CI (c)(f)(g)	2,151,628	7,276,082
648,834	Legrand SA	22,223,920	33,620,712
442,830	Société Foncière Financière et de Participations (b)	29,139,582	23,535,296
896,416	Legris Industries SA (a)(c)(d)(f)	23,119,325	19,999,011
364,373	Gaumont SA	21,698,753	19,152,218
146,562	BioMerieux	11,367,766	14,989,965
11,593,581	FINEL (a)(b)(c)(d)(f)(h)	9,166,547	5,552,467
100,000	Sabeton SA	1,463,142	1,714,821
		1,157,070,039	1,386,088,950
Germany 3.97%
2,840,411	HeidelbergCement AG	152,136,558	218,184,460
1,646,546	Daimler AG	76,900,526	114,386,978
6,446,343	Deutsche Wohnen AG	67,848,829	113,716,316
2,983,231	Hamburger Hafen und Logistik AG	87,513,916	71,437,334
296,503	Fraport AG	8,930,449	19,219,708
		393,330,278	536,944,796
Greece 0.77%
9,744,762	Jumbo SA (a)	53,227,661	103,711,538

Hong Kong 1.29%
7,806,340	Guoco Group Limited	57,283,838	91,092,084
20,433,442	Hopewell Holdings Limited	52,470,392	64,812,867
4,626,000	Great Eagle Holdings Limited	14,415,545	17,536,284
10,851,720	City e-Solutions Limited (b)(c)	323,358	1,070,396
		124,493,133	174,511,631
Ireland 0.80%
5,148,559	CRH PLC	90,816,794	108,163,333

Israel 0.44%
7,510,515	Israel Chemicals Limited	75,169,596	60,015,844

Italy 0.49%
7,315,306	Italcementi S.p.A. RSP	87,341,485	27,249,364
1,197,736	Italmobiliare S.p.A. RSP (b)	50,324,930	18,706,608
168,142	Italmobiliare S.p.A. (b)	19,250,153	4,012,957
1,385,400	Recordati S.p.A.	9,200,042	16,320,355
		166,116,610	66,289,284
Japan 24.26%
1,141,590	SMC Corporation	145,885,808	242,169,587
724,300	Keyence Corporation	133,083,138	236,723,522
1,537,040	Fanuc Corporation	153,201,753	233,279,690
4,170,700	Secom Company Limited	178,984,614	230,025,329
4,070,400	KDDI Corporation	129,140,567	224,909,243
2,252,470	Shimano, Inc.	30,397,762	203,368,755

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 72.29% — (continued)

Japan 24.26% — (continued)
7,730,800	MS&AD Insurance Group Holdings	$179,151,117	$200,711,813
7,316,700	NKSJ Holdings, Inc.	201,780,857	184,057,115
2,932,840	Astellas Pharma, Inc.	118,711,986	157,260,852
7,118,930	Hoya Corporation	151,068,607	153,706,649
1,028,300	Hirose Electric Company Limited	113,046,859	137,477,755
5,075,850	Mitsubishi Estate Company Limited	85,221,118	129,138,416
3,273,160	Nomura Research Institute Limited	63,172,891	107,311,241
3,618,770	MISUMI Group, Inc.	61,122,376	98,572,767
6,736,430	Kansai Paint Company Limited	52,830,721	87,516,484
2,146,230	Nissin Foods Holdings Company Limited	76,085,758	85,380,103
1,222,300	Ono Pharmaceutical Company Limited	42,975,549	78,523,818
2,485,480	Daiichikosho Company Limited	27,081,144	69,530,484
6,407,900	Japan Wool Textile Company Limited (a)	48,358,369	46,532,703
2,413,400	Nitto Kohki Company Limited (a)	41,165,279	44,762,888
3,206,911	T. Hasegawa Company Limited (a)	43,073,853	44,184,689
2,023,800	Chofu Seisakusho Company Limited (a)	33,120,144	42,146,136
1,896,924	Nagaileben Company Limited	18,552,524	31,657,377
488,980	Shin-Etsu Chemical Company Limited	22,769,653	30,564,371
1,286,140	As One Corporation (a)	26,246,127	30,055,033
508,106	SK Kaken Company Limited	9,470,131	29,320,794
2,132,300	Seikagaku Corporation	17,019,622	29,095,627
2,068,330	Maezawa Kasei Industries Company Limited (a)	31,939,631	21,103,684
1,369,060	OSG Corporation	15,052,472	21,030,193
2,535,900	Yomeishu Seizo Company Limited (a)	22,847,623	20,901,556
493,250	Mandom Corporation	6,249,764	17,531,509
199,150	Kobayashi Pharmaceutical Company Limited	9,171,366	10,393,795
2,130	NTT DoCoMo, Inc.	3,184,291	3,252,324
		2,291,163,474	3,282,196,302
Malaysia 0.53%
55,981,850	Genting Malaysia Berhad	48,153,235	71,789,302

Mexico 3.15%
9,913,871	Grupo Televisa S.A.B., ADR	205,791,189	268,665,904
5,543,609	Fresnillo PLC	96,608,773	86,777,804
2,246,692	Industrias Peñoles S.A.B. de C.V.	1,833,689	70,510,184
		304,233,651	425,953,892
Netherlands 0.82%
560,446	HAL Trust	20,803,016	70,905,535
5,026,304	TNT Express NV	53,447,821	39,511,962
		74,250,837	110,417,497
Norway 0.55%
9,700,541	Orkla ASA	70,633,731	75,114,663

Singapore 2.21%
25,512,113	Haw Par Corporation Limited (a)	76,875,317	145,341,856
70,167,015	ComfortDelGro Corporation Limited	68,385,814	110,425,330

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 72.29% — (continued)

Singapore 2.21% — (continued)
16,373,450	Singapore Airport Terminal Services Limited	$18,528,182	$42,774,406
		163,789,313	298,541,592
South Africa 1.14%
12,311,178	Gold Fields Limited, ADR	110,560,691	74,236,403
4,694,167	AngloGold Ashanti Limited, ADR	77,641,127	61,822,179
3,275,059	Harmony Gold Mining Company Limited, ADR	30,822,096	12,608,977
1,646,604	Sibanye Gold Limited, ADR (b)	11,065,865	5,120,939
		230,089,779	153,788,498
South Korea 1.94%
1,906,638	KT&G Corporation	110,380,112	128,475,418
35,325	Lotte Confectionery Company Limited	12,445,892	49,870,218
186,884	Nong Shim Company Limited	43,886,371	43,334,697
872,463	Fursys, Inc. (a)	10,110,166	22,366,366
22,950	Namyang Dairy Products Company Limited	4,912,653	17,956,740
		181,735,194	262,003,439
Spain 0.70%
1,688,700	Red Electrica Corporation SA	84,248,760	94,254,497

Sweden 0.99%
3,013,030	Investor AB, Class ‘A’	59,333,861	88,105,293
1,515,198	Investor AB, Class ‘B’	29,407,014	45,608,317
		88,740,875	133,713,610
Switzerland 3.35%
2,810,500	Nestlé SA	92,700,397	190,413,691
2,413,791	Pargesa Holding SA	129,478,662	172,795,563
193,016	Rieter Holding AG	26,177,079	38,396,721
225,026	Autoneum Holding AG (b)	12,062,900	20,838,217
137,452	Kuehne & Nagel International AG	1,733,811	16,634,744
307	Lindt & Spruengli AG	1,937,996	13,995,710
		264,090,845	453,074,646
Taiwan 0.34%
20,184,980	Taiwan Secom Company Limited	32,105,415	45,503,965

Thailand 1.38%
14,068,859	Bangkok Bank PCL, NVDR	47,289,992	92,144,284
210,130,685	Thai Beverage PCL	35,453,478	89,287,147
250,000	OHTL PCL (c)	1,152,073	4,792,332
		83,895,543	186,223,763
Turkey 0.27%
3,205,889	Yazicilar Holding AS	21,541,251	37,011,090

United Kingdom 2.96%
31,592,414	WM Morrison Supermarkets PLC	139,403,240	138,941,375
3,194,828	Berkeley Group Holdings PLC	38,894,900	109,790,409
3,995,640	GlaxoSmithKline PLC	76,140,895	102,359,729

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 72.29% — (continued)

United Kingdom 2.96% — (continued)
2,055,388	Anglo American PLC	$51,610,549	$44,024,777
2,107,711	Rank Group PLC	5,249,920	5,146,202
		311,299,504	400,262,492
Total International Common Stocks		7,814,654,898	9,778,559,003

U.S. Common Stock — 0.21%

Materials 0.21%
958,483	Newmont Mining Corporation	26,165,170	28,754,490
Total Common Stocks		7,840,820,068	9,807,313,493

International Preferred Stocks — 0.85%

Germany 0.59%
1,160,182	Hornbach Holding AG	39,421,559	79,333,222

South Korea 0.26%
38,590	Samsung Electronics Company Limited	4,573,363	28,064,205
27,183	Namyang Dairy Products Company Limited	387,444	7,041,194
		4,960,807	35,105,399
Total International Preferred Stocks		44,382,366	114,438,621

Right — 0.00%
55,324	Pfleiderer Atlantik Raco RI Rights (b)(c)(f)	7,625	0

OUNCES

Commodity — 3.86%
394,744	Gold bullion (b)	199,148,724	522,522,927

PRINCIPAL

Term Loans — 0.09%

Germany 0.09%
72 EUR	Atlantik Commitment Fee Facility due 05/30/17 (b)(c)(f)	0	0
609,009 EUR	Atlantik Duration Fee Facility due 05/30/17 (b)(c)(f)	0	0
1,880,723 EUR	Atlantik Senior Debt 79.5M 6.00% due 05/30/17 (c)(i)	2,553,647	1,251,010
132,149 EUR	Atlantik Senior Debt 6.00% due 05/30/17 (b)(c)	0	87,902
371,719 EUR	Atlantik Senior Debt Term Facility 1A 6.00% due 05/30/17 (c)(i)	504,720	247,258
364,387 EUR	Atlantik Senior Debt Term Facility 2A 6.00% due 05/30/17 (c)(i)	494,765	242,381
346,348 EUR	Atlantik Senior Debt Term Facility 3A 6.00% due 05/30/17 (c)(i)	470,272	230,382
219,842 EUR	Atlantik Senior Debt Term Facility 4A 6.00% due 05/30/17 (c)(i)	298,502	146,233
1,996,449 EUR	Atlantik Standstill Accrued Interest Facility due 05/30/17 (b)(c)(f)	0	0
4,000,000 EUR	Atlantik Subordinated Debt 79.5M 15.00% due 05/30/17 (c)(i)	5,431,204	1,064,280

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

Germany 0.09% — (continued)
790,586 EUR	Atlantik Subordinated Debt Term Facility 1A 15.00% due 05/30/17 (c)(i)	$1,073,458	$210,351
774,993 EUR	Atlantik Subordinated Debt Term Facility 2A 15.00% due 05/30/17 (c)(i)	1,052,286	206,202
739,302 EUR	Atlantik Subordinated Debt Term Facility 3A 15.00% due 05/30/17 (c)(i)	1,003,825	196,706
469,266 EUR	Atlantik Subordinated Debt Term Facility 4A 15.00% due 05/30/17 (c)(i)	637,170	124,858
4,119,277 EUR	Pfleiderer AG 79.5M 4.19% due 11/30/16 (c)(i)(j)	5,593,158	4,384,064
264,297 EUR	Pfleiderer AG Debt due 11/30/16 (b)(c)	0	281,286
814,161 EUR	Pfleiderer AG Term Facility 1A 4.19% due 11/30/16 (c)(i)(j)	1,105,469	866,495
798,102 EUR	Pfleiderer AG Term Facility 2A 4.19% due 11/30/16 (c)(i)(j)	1,083,664	849,404
761,348 EUR	Pfleiderer AG Term Facility 3A 4.19% due 11/30/16 (c)(i)(j)	1,033,759	810,287
483,259 EUR	Pfleiderer AG Term Facility 4A 4.19% due 11/30/16 (c)(i)(j)	656,169	514,323
330,713 EUR	Pfleiderer AG Term Loan B 4.12% due 05/12/18 (c)	473,924	431,164
Total Term Loans		23,465,992	12,144,586

International Bonds — 0.87%

International Convertible Bond — 0.03%

Mauritius 0.03%
3,800,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (k)(l)	3,500,212	3,534,950
Total International Bonds		3,500,212	3,534,950

International Corporate Bonds — 0.84%

Canada 0.09%
21,221,754 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (d)(i)	24,219,330	12,786,107

France 0.21%
10,432,765 EUR	Emin Leydier SA FRN 7.32% due 07/31/16 (c)(d)(f)(j)	14,857,059	13,879,226
11,504,021 EUR	FINEL 9.50% due 06/30/17 (b)(c)(d)(f)	14,365,842	11,478,279
1,950,000 EUR	Wendel SA 4.875% due 09/21/15	2,005,213	2,743,348
		31,228,114	28,100,853
South Africa 0.54%
73,500,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	73,811,863	72,676,800
Total International Corporate Bonds		129,259,307	113,563,760
Total International Bonds		132,759,519	117,098,710

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

Commercial Paper — 21.83%

International Commercial Paper — 7.36%

Canada 0.37%
6,328,000 USD	Canadian Natural Resources Limited 0.30% due 08/08/13	$6,327,631	$6,327,631
10,495,000 USD	Suncor Energy, Inc. 0.27% due 08/14/13	10,493,977	10,493,977
21,702,000 USD	Suncor Energy, Inc. 0.29% due 09/12/13	21,694,657	21,694,657
11,275,000 USD	Suncor Energy, Inc. 0.29% due 09/23/13	11,270,186	11,270,186

France 1.27%
7,702,000 USD	Air Liquide SA 0.15% due 08/09/13	7,701,743	7,701,743
11,684,000 USD	Air Liquide SA 0.15% due 09/27/13	11,681,225	11,681,225
6,604,000 USD	Air Liquide SA 0.17% due 09/06/13	6,602,877	6,602,877
10,049,000 USD	Air Liquide SA 0.17% due 09/13/13	10,046,959	10,046,959
2,017,000 USD	EI du Pont de Nemours & Company 0.08% due 09/16/13	2,016,794	2,016,794
9,723,000 USD	EI du Pont de Nemours & Company 0.08% due 09/19/13	9,721,941	9,721,941
10,743,000 USD	EI du Pont de Nemours & Company 0.09% due 09/13/13	10,741,845	10,741,845
18,411,000 USD	GDF Suez SA 0.19% due 08/14/13	18,409,737	18,409,737
6,442,000 USD	GDF Suez SA 0.19% due 08/16/13	6,441,490	6,441,490
31,299,000 USD	Sanofi 0.12% due 09/18/13	31,294,201	31,294,201
12,741,000 USD	Sanofi 0.13% due 09/19/13	12,738,746	12,738,746
11,262,000 USD	Électricité de France SA 0.17% due 09/09/13	11,259,926	11,259,926
9,414,000 USD	Électricité de France SA 0.18% due 09/20/13	9,411,647	9,411,647
15,736,000 USD	Électricité de France SA 0.18% due 09/30/13	15,731,279	15,730,908
8,482,000 USD	Électricité de France SA 0.18% due 10/01/13	8,479,413	8,479,181

Germany 1.39%
27,029,000 USD	Henkel Corporation 0.13% due 09/10/13	27,025,096	27,025,096
19,126,000 USD	Henkel Corporation 0.15% due 09/10/13	19,122,812	19,122,812
5,062,000 USD	Henkel Corporation 0.15% due 10/10/13	5,060,525	5,059,954

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 7.36% — (continued)

Germany 1.39% — (continued)
14,528,000 USD	Siemens Company 0.06% due 08/26/13	$14,527,395	$14,527,395
32,835,000 USD	Siemens Company 0.07% due 09/24/13	32,831,552	32,831,552
38,640,000 USD	Siemens Company 0.08% due 08/02/13	38,639,914	38,639,914
10,980,000 USD	Siemens Company 0.08% due 08/05/13	10,979,902	10,979,902
10,980,000 USD	Siemens Company 0.08% due 08/06/13	10,979,878	10,979,878
28,713,000 USD	Siemens Company 0.10% due 09/12/13	28,709,650	28,709,650

Italy 0.60%
12,605,000 USD	Eni S.p.A. 0.39% due 08/26/13	12,601,674	12,601,674
32,939,000 USD	Eni S.p.A. 0.40% due 08/05/13	32,937,573	32,937,573
12,141,000 USD	Eni S.p.A. 0.40% due 09/11/13	12,135,607	12,135,607
23,338,000 USD	Eni S.p.A. 0.44% due 09/19/13	23,324,341	23,324,341

Japan 0.64%
8,246,000 USD	Hitachi International Treasury 0.27% due 08/01/13	8,246,000	8,245,938
9,110,000 USD	Honda Corporation 0.07% due 08/09/13	9,109,858	9,109,858
23,651,000 USD	Honda Corporation 0.10% due 08/08/13	23,650,540	23,650,540
16,337,000 USD	Honda Corporation 0.10% due 08/23/13	16,336,002	16,336,002
16,298,000 USD	Honda Corporation 0.10% due 09/25/13	16,295,510	16,295,510
13,274,000 USD	Honda Corporation 0.12% due 09/19/13	13,271,832	13,271,832

Luxembourg 0.11%
15,041,000 USD	Michelin Luxembourg S.C.S. 0.23% due 08/09/13	15,040,231	15,040,231

Panama 0.10%
13,264,000 USD	Carnival Corporation 0.27% due 08/13/13	13,262,806	13,262,806

Switzerland 1.09%
20,223,000 USD	Nestlé SA 0.08% due 09/20/13	20,220,753	20,220,753
13,726,000 USD	Nestlé SA 0.10% due 08/14/13	13,725,504	13,725,504

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 7.36% — (continued)

Switzerland 1.09% — (continued)
11,781,000 USD	Nestlé SA 0.10% due 09/05/13	$11,779,855	$11,779,855
7,953,000 USD	Nestlé SA 0.10% due 09/18/13	7,951,940	7,951,940
10,308,000 USD	Nestlé SA 0.12% due 09/05/13	10,306,797	10,306,797
11,365,000 USD	Roche Holdings, Inc. 0.06% due 08/06/13	11,364,905	11,364,905
13,119,000 USD	Roche Holdings, Inc. 0.07% due 08/07/13	13,118,847	13,118,847
11,927,000 USD	Roche Holdings, Inc. 0.08% due 08/01/13	11,927,000	11,927,000
12,029,000 USD	Roche Holdings, Inc. 0.08% due 08/15/13	12,028,626	12,028,626
4,668,000 USD	Roche Holdings, Inc. 0.08% due 09/16/13	4,667,523	4,667,523
3,319,000 USD	Roche Holdings, Inc. 0.08% due 09/17/13	3,318,653	3,318,653
8,179,000 USD	Roche Holdings, Inc. 0.08% due 09/20/13	8,178,091	8,178,091
7,522,000 USD	Roche Holdings, Inc. 0.09% due 10/07/13	7,520,740	7,520,925
11,582,000 USD	Roche Holdings, Inc. 0.09% due 10/15/13	11,579,829	11,580,036

United Kingdom 1.79%
14,675,000 USD	AstraZeneca PLC 0.09% due 09/18/13	14,673,239	14,673,239
10,084,000 USD	AstraZeneca PLC 0.09% due 10/21/13	10,081,958	10,079,659
12,794,000 USD	AstraZeneca PLC 0.09% due 10/23/13	12,791,346	12,788,268
15,485,000 USD	AstraZeneca PLC 0.10% due 08/19/13	15,484,226	15,484,226
19,083,000 USD	AstraZeneca PLC 0.10% due 09/05/13	19,081,145	19,081,145
12,029,000 USD	AstraZeneca PLC 0.10% due 09/10/13	12,027,663	12,027,663
11,284,000 USD	AstraZeneca PLC 0.10% due 09/23/13	11,282,339	11,282,339
30,135,000 USD	AstraZeneca PLC 0.12% due 08/02/13	30,134,900	30,134,900
13,790,000 USD	AstraZeneca PLC 0.13% due 10/15/13	13,786,265	13,784,731
21,487,000 USD	GlaxoSmithKline PLC 0.10% due 08/15/13	21,486,164	21,486,164
14,356,000 USD	GlaxoSmithKline PLC 0.11% due 08/01/13	14,356,000	14,356,000

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 7.36% — (continued)

United Kingdom 1.79% — (continued)
25,312,000 USD	GlaxoSmithKline PLC 0.11% due 08/20/13	$25,310,530	$25,310,530
14,356,000 USD	GlaxoSmithKline PLC 0.12% due 08/15/13	14,355,330	14,355,330
18,935,000 USD	Reckitt Benckiser 0.08% due 08/09/13	18,934,663	18,934,663
7,676,000 USD	Reed Elsevier, Inc. 0.20% due 08/23/13	7,675,062	7,675,062
Total International Commercial Paper		995,304,865	995,297,110

U.S. Commercial Paper — 14.47%
$26,604,000	3M Company 0.05% due 08/19/13	26,603,335	26,603,335
7,239,000	3M Company 0.05% due 08/22/13	7,238,789	7,238,789
9,944,000	3M Company 0.06% due 09/25/13	9,943,088	9,943,088
7,239,000	3M Company 0.07% due 09/25/13	7,238,226	7,238,226
14,867,000	3M Company 0.08% due 09/13/13	14,865,579	14,865,579
4,230,000	Abbott Laboratories 0.09% due 10/01/13	4,229,355	4,229,548
6,588,000	Abbott Laboratories 0.10% due 08/27/13	6,587,524	6,587,524
6,576,000	Abbott Laboratories 0.10% due 09/03/13	6,575,397	6,575,397
7,520,000	Abbott Laboratories 0.10% due 09/24/13	7,518,872	7,518,872
21,030,000	Abbott Laboratories 0.10% due 10/08/13	21,026,028	21,027,220
7,868,000	Abbott Laboratories 0.10% due 10/15/13	7,866,361	7,866,738
10,353,000	Abbott Laboratories 0.11% due 08/12/13	10,352,652	10,352,652
9,213,000	Abbott Laboratories 0.11% due 08/27/13	9,212,268	9,212,268
6,588,000	Abbott Laboratories 0.11% due 09/09/13	6,587,215	6,587,215
4,978,000	Abbott Laboratories 0.11% due 09/16/13	4,977,300	4,977,300
17,824,000	Abbott Laboratories 0.11% due 10/21/13	17,819,589	17,820,671
6,246,000	Abbott Laboratories 0.12% due 09/09/13	6,245,188	6,245,188
12,656,000	Air Products 0.09% due 08/08/13	12,655,779	12,655,779
10,711,000	Air Products 0.10% due 08/28/13	10,710,197	10,710,197
6,590,000	AON Corporation 0.36% due 09/17/13	6,586,989	6,586,989
10,566,000	Apache Corporation 0.30% due 08/12/13	10,565,031	10,565,031
1,646,000	Arrow Electronics, Inc. 0.51% due 08/01/13	1,646,000	1,645,977
5,117,000	Baker Hughes, Inc. 0.07% due 08/08/13	5,116,930	5,116,930
12,567,000	BHP Billiton Finance USA Limited 0.09% due 08/06/13	12,566,843	12,566,843
13,119,000	BHP Billiton Finance USA Limited 0.09% due 08/14/13	13,118,574	13,118,574
13,564,000	BHP Billiton Finance USA Limited 0.10% due 08/21/13	13,563,246	13,563,246
12,444,000	BHP Billiton Finance USA Limited 0.10% due 08/22/13	12,443,274	12,443,274
4,972,000	BHP Billiton Finance USA Limited 0.10% due 09/06/13	4,971,503	4,971,503
22,568,000	BHP Billiton Finance USA Limited 0.11% due 08/16/13	22,566,966	22,566,966
11,669,000	BHP Billiton Finance USA Limited 0.11% due 08/19/13	11,668,358	11,668,358
12,567,000	BHP Billiton Finance USA Limited 0.11% due 09/09/13	12,565,502	12,565,502
17,526,000	BHP Billiton Finance USA Limited 0.12% due 09/11/13	17,523,605	17,523,605
18,805,000	Caterpillar Financial Services Company 0.09% due 08/12/13	18,804,483	18,804,483
25,587,000	Caterpillar Financial Services Company 0.09% due 09/23/13	25,583,610	25,583,610

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 14.47% — (continued)
$36,507,000	Caterpillar Financial Services Company 0.12% due 08/13/13	$36,505,601	$36,505,601
10,491,000	Celgene Corporation 0.31% due 10/16/13	10,484,134	10,483,976
4,054,000	Chevron Corporation 0.07% due 08/06/13	4,053,961	4,053,961
9,851,000	Chevron Corporation 0.09% due 08/23/13	9,850,458	9,850,458
12,656,000	Church & Dwight Company, Inc. 0.32% due 09/13/13	12,651,163	12,651,163
9,498,000	Coca-Cola Company 0.11% due 08/14/13	9,497,623	9,497,623
18,414,000	Coca-Cola Company 0.11% due 09/11/13	18,411,693	18,411,693
12,161,000	Coca-Cola Company 0.11% due 10/09/13	12,158,436	12,159,345
14,465,000	Coca-Cola Company 0.12% due 08/05/13	14,464,807	14,464,807
20,810,000	Coca-Cola Company 0.12% due 08/06/13	20,809,653	20,809,653
11,872,000	Coca-Cola Company 0.12% due 08/21/13	11,871,209	11,871,209
17,788,000	Coca-Cola Company 0.12% due 09/13/13	17,785,450	17,785,450
14,675,000	Coca-Cola Company 0.12% due 10/17/13	14,671,233	14,672,520
20,831,000	Coca-Cola Company 0.12% due 10/22/13	20,825,306	20,827,013
21,757,000	Coca-Cola Company 0.13% due 08/20/13	21,755,507	21,755,507
13,113,000	Colgate-Palmolive Company 0.03% due 08/01/13	13,113,000	13,113,000
14,675,000	Colgate-Palmolive Company 0.04% due 08/05/13	14,674,935	14,674,935
1,231,000	Colgate-Palmolive Company 0.04% due 08/16/13	1,230,979	1,230,979
7,118,000	ConocoPhillips 0.11% due 08/19/13	7,117,609	7,117,609
8,505,000	ConocoPhillips 0.13% due 08/09/13	8,504,754	8,504,754
9,981,000	ConocoPhillips 0.15% due 10/08/13	9,978,172	9,979,107
18,595,000	Deere & Company 0.08% due 09/12/13	18,593,264	18,593,264
4,674,000	Devon Energy Corporation 0.21% due 08/21/13	4,673,455	4,673,455
4,129,000	Devon Energy Corporation 0.30% due 08/16/13	4,128,484	4,128,484
5,650,000	Duke Energy Corporation 0.20% due 08/01/13	5,650,000	5,649,969
8,329,000	Duke Energy Corporation 0.26% due 08/07/13	8,328,639	8,328,639
4,358,000	Emerson Electric Company 0.05% due 09/11/13	4,357,752	4,357,752
8,792,000	Emerson Electric Company 0.06% due 08/30/13	8,791,575	8,791,575
10,955,000	Emerson Electric Company 0.06% due 09/03/13	10,954,397	10,954,397
7,594,000	Emerson Electric Company 0.07% due 08/14/13	7,593,808	7,593,808
11,927,000	Exxon Mobil Corporation 0.05% due 08/01/13	11,927,000	11,927,000
11,927,000	Exxon Mobil Corporation 0.05% due 08/02/13	11,926,983	11,926,983
45,154,000	Exxon Mobil Corporation 0.05% due 08/09/13	45,153,498	45,153,498
29,305,000	Exxon Mobil Corporation 0.06% due 09/20/13	29,302,558	29,302,558
26,237,000	Exxon Mobil Corporation 0.07% due 08/06/13	26,236,745	26,236,745
12,444,000	Exxon Mobil Corporation 0.07% due 08/08/13	12,443,831	12,443,831
13,564,000	Exxon Mobil Corporation 0.07% due 08/13/13	13,563,684	13,563,684
10,125,000	Exxon Mobil Corporation 0.07% due 09/13/13	10,124,153	10,124,153
12,007,000	General Electric Company 0.03% due 08/22/13	12,006,790	12,006,790
13,949,000	General Electric Company 0.05% due 09/17/13	13,948,089	13,948,089
13,113,000	General Electric Company 0.06% due 09/17/13	13,111,973	13,111,973
9,944,000	General Electric Company 0.06% due 09/20/13	9,943,171	9,943,171
17,583,000	Google, Inc. 0.05% due 08/07/13	17,582,854	17,582,854
25,210,000	Google, Inc. 0.05% due 09/25/13	25,208,074	25,208,074
8,824,000	Google, Inc. 0.07% due 10/23/13	8,822,576	8,821,241
23,854,000	Google, Inc. 0.08% due 09/04/13	23,852,198	23,852,198

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 14.47% — (continued)
$3,685,000	Hasbro, Inc. 0.22% due 08/01/13	$3,685,000	$3,684,978
9,213,000	Honeywell International, Inc. 0.10% due 09/24/13	9,211,618	9,211,618
26,682,000	Johnson & Johnson 0.04% due 08/21/13	26,681,407	26,681,407
21,487,000	Johnson & Johnson 0.04% due 09/04/13	21,486,188	21,486,188
15,446,000	Johnson & Johnson 0.04% due 09/06/13	15,445,382	15,445,382
23,957,000	Johnson & Johnson 0.05% due 08/07/13	23,956,800	23,956,800
23,957,000	Johnson & Johnson 0.05% due 08/12/13	23,956,634	23,956,634
5,811,000	Mattel, Inc. 0.14% due 08/01/13	5,811,000	5,811,000
1,009,000	Medtronic, Inc. 0.05% due 08/23/13	1,008,969	1,008,969
25,210,000	Medtronic, Inc. 0.06% due 08/20/13	25,209,202	25,209,202
13,113,000	Merck & Company, Inc. 0.07% due 09/18/13	13,111,776	13,111,776
13,113,000	Merck & Company, Inc. 0.07% due 09/23/13	13,111,649	13,111,649
13,113,000	Merck & Company, Inc. 0.07% due 09/24/13	13,111,623	13,111,623
23,288,000	Merck & Company, Inc. 0.10% due 08/16/13	23,287,030	23,287,030
11,644,000	Merck & Company, Inc. 0.10% due 08/19/13	11,643,418	11,643,418
11,644,000	Merck & Company, Inc. 0.10% due 08/20/13	11,643,385	11,643,385
11,644,000	Merck & Company, Inc. 0.10% due 08/22/13	11,643,321	11,643,321
6,014,000	MetLife 0.13% due 08/13/13	6,013,739	6,013,739
14,653,000	MetLife 0.14% due 09/18/13	14,650,265	14,650,265
11,654,000	MetLife 0.14% due 10/09/13	11,650,873	11,650,147
13,201,000	MetLife 0.15% due 08/02/13	13,200,945	13,200,945
4,157,000	MetLife 0.15% due 08/13/13	4,156,792	4,156,792
8,237,000	MetLife 0.15% due 09/17/13	8,235,387	8,235,387
9,668,000	MetLife 0.16% due 08/26/13	9,666,926	9,666,926
6,271,000	Omnicom Group, Inc. 0.29% due 08/14/13	6,270,343	6,270,343
7,926,000	Omnicom Group, Inc. 0.29% due 08/21/13	7,924,723	7,924,723
12,203,000	Parker-Hannifin Corporation 0.08% due 09/16/13	12,201,753	12,201,753
7,881,000	Parker-Hannifin Corporation 0.10% due 08/22/13	7,880,540	7,880,540
10,726,000	Parker-Hannifin Corporation 0.10% due 08/26/13	10,725,255	10,725,255
8,805,000	PepsiCo, Inc. 0.04% due 08/01/13	8,805,000	8,805,000
8,686,000	PepsiCo, Inc. 0.04% due 08/02/13	8,685,990	8,685,990
11,275,000	PepsiCo, Inc. 0.07% due 08/07/13	11,274,868	11,274,868
13,507,000	Philip Morris International, Inc. 0.07% due 08/12/13	13,506,711	13,506,711
19,887,000	Philip Morris International, Inc. 0.07% due 09/17/13	19,885,183	19,885,183
4,075,000	Philip Morris International, Inc. 0.08% due 08/01/13	4,075,000	4,075,000
12,567,000	Philip Morris International, Inc. 0.08% due 09/03/13	12,566,078	12,566,078
9,203,000	Philip Morris International, Inc. 0.09% due 08/01/13	9,203,000	9,203,000
16,469,000	Philip Morris International, Inc. 0.09% due 08/05/13	16,468,835	16,468,835
6,271,000	Philip Morris International, Inc. 0.09% due 09/17/13	6,270,263	6,270,263
14,477,000	Philip Morris International, Inc. 0.10% due 10/17/13	14,473,904	14,470,287
14,653,000	Philip Morris International, Inc. 0.11% due 08/28/13	14,651,791	14,651,791
9,851,000	Procter & Gamble Company 0.07% due 08/09/13	9,850,847	9,850,847
22,577,000	Procter & Gamble Company 0.09% due 09/04/13	22,575,081	22,575,081
9,851,000	Procter & Gamble Company 0.09% due 09/06/13	9,850,113	9,850,113
10,323,000	Procter & Gamble Company 0.10% due 08/21/13	10,322,427	10,322,427
10,323,000	Procter & Gamble Company 0.10% due 08/22/13	10,322,398	10,322,398
10,323,000	Procter & Gamble Company 0.10% due 08/23/13	10,322,369	10,322,369

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 14.47% — (continued)
$11,669,000	Schlumberger Investments SA 0.15% due 09/16/13	$11,666,763	$11,666,763
10,323,000	Syngenta Wilmington, Inc. 0.12% due 08/15/13	10,322,518	10,322,518
3,071,000	Unilever Capital Corporation 0.04% due 08/01/13	3,071,000	3,070,997
9,350,000	Unilever Capital Corporation 0.09% due 08/05/13	9,349,907	9,349,907
12,029,000	Unilever Capital Corporation 0.09% due 08/08/13	12,028,790	12,028,790
27,127,000	Unilever Capital Corporation 0.10% due 09/09/13	27,124,061	27,124,061
18,366,000	Unilever Capital Corporation 0.10% due 09/12/13	18,363,857	18,363,857
9,944,000	United Parcel Service, Inc. 0.03% due 09/11/13	9,943,660	9,943,660
11,669,000	United Parcel Service, Inc. 0.04% due 08/20/13	11,668,754	11,668,754
14,675,000	Wal-Mart Stores, Inc. 0.06% due 08/13/13	14,674,707	14,674,707
11,622,000	Wal-Mart Stores, Inc. 0.06% due 09/09/13	11,621,245	11,621,245
8,686,000	Wal-Mart Stores, Inc. 0.08% due 10/18/13	8,684,495	8,684,494
16,626,000	Wal-Mart Stores, Inc. 0.09% due 08/26/13	16,624,961	16,624,961
12,567,000	Wal-Mart Stores, Inc. 0.09% due 09/05/13	12,565,900	12,565,900
12,567,000	Wal-Mart Stores, Inc. 0.09% due 09/06/13	12,565,869	12,565,869
36,086,000	Wal-Mart Stores, Inc. 0.09% due 09/10/13	36,082,391	36,082,391
29,070,000	Wal-Mart Stores, Inc. 0.09% due 09/16/13	29,066,657	29,066,657
6,271,000	Wal-Mart Stores, Inc. 0.09% due 09/24/13	6,270,153	6,270,153
1,547,000	WellPoint, Inc. 0.15% due 08/01/13	1,547,000	1,546,994
4,002,000	WellPoint, Inc. 0.18% due 08/20/13	4,001,620	4,001,620
36,165,000	WellPoint, Inc. 0.22% due 08/23/13	36,160,138	36,160,138
13,341,000	WellPoint, Inc. 0.23% due 09/03/13	13,338,187	13,338,187
6,937,000	WellPoint, Inc. 0.25% due 08/07/13	6,936,711	6,936,711
10,980,000	WellPoint, Inc. 0.26% due 09/23/13	10,975,797	10,975,797
7,326,000	WellPoint, Inc. 0.30% due 10/10/13	7,321,727	7,322,677
Total U.S. Commercial Paper		1,957,853,559	1,957,856,269
Total Commercial Paper		2,953,158,424	2,953,153,379
Total Investments — 100.00%		$11,193,742,718	$13,526,671,716
Other Assets in Excess of Liabilities — 0.00%			476,345
Net Assets — 100.00%			$13,527,148,061

(a)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(b)	Non-income producing security/commodity.
(c)	Security is deemed illiquid. At July 31, 2013, the value of these securities amounted to $78,608,297 or 0.58% of net assets.
(d)	Represents securities that are subject to legal or contractual restrictions on resale. At July 31, 2013, the value of these securities amounted to $65,175,181 or 0.48% of net assets.
(e)	Represents variable voting shares.
(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $58,185,065 or 0.43% of net assets.
(g)	Represents non-voting class of shares.
(h)	Held through Financiere Bleue, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(i)	Payment-in-kind security.
(j)	Floating rate security. Rate shown is the rate in effect at July 31, 2013.
(k)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(l)	This security is convertible until September 27, 2017.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

At July 31, 2013, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,971,564,913
Gross unrealized depreciation	(638,635,915)
Net unrealized appreciation	$2,332,928,998

Abbreviations used in this schedule include:

ADR	— American Depository Receipt
FRN	— Floating Rate Note
NVDR	— Non-Voting Depository Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
RSP	— Represents Non-Voting Shares

Currencies

EUR	— Euro
USD	— United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Catalyst Paper Corporation	09/17/12	$27,586,952	$1.17
Catalyst Paper Corporation 11.00% due 10/30/17	09/17/12	24,219,330	0.60
Emin Leydier SA FRN 7.32% due 07/31/16	07/30/09	14,857,059	1.33
FINEL 9.50% due 06/30/17	06/22/05	14,365,843	1.00
FINEL	07/14/99	9,166,547	0.48
Legris Industries SA	04/30/04	23,119,325	22.31

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2013	UNREALIZED APPRECIATION AT JULY 31, 2013	UNREALIZED DEPRECIATION AT JULY 31, 2013
08/21/13	111,585,000	Euro	149,145,627	148,456,358	$689,269	$—
09/18/13	71,465,000	Euro	93,451,207	95,088,628	—	(1,637,421)
10/16/13	86,252,000	Euro	113,064,284	114,775,702	—	(1,711,418)
11/13/13	91,573,000	Euro	120,054,492	121,870,490	—	(1,815,998)
12/18/13	71,354,000	Euro	95,202,647	94,977,550	225,097	—
01/15/14	131,207,000	Euro	168,624,612	174,669,417	—	(6,044,805)
08/21/13	26,242,930,000	Japanese Yen	281,244,561	268,057,322	13,187,239	—
09/18/13	29,791,842,000	Japanese Yen	311,125,706	304,351,026	6,774,680	—
10/16/13	14,383,194,000	Japanese Yen	148,031,283	146,959,904	1,071,379	—
11/13/13	20,329,452,000	Japanese Yen	204,875,132	207,754,115	—	(2,878,983)
12/18/13	15,412,471,000	Japanese Yen	162,580,121	157,553,398	5,026,723	—
01/15/14	26,911,314,000	Japanese Yen	269,519,315	275,166,566	—	(5,647,251)
			$2,116,918,987	$2,109,680,476	$26,974,387	$(19,735,876)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2012	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31,2013	MARKET VALUE JULY 31,2013	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
As One Corporation	1,286,140	—	—	1,286,140	$30,055,033	$—	$379,657
Catalyst Paper Corporation	1,217,500	49,335	—	1,266,835	1,480,091	—	—
Chofu Seisakusho Company Limited	2,023,800	—	—	2,023,800	42,146,136	—	617,532
FINEL	11,593,581	—	—	11,593,581	5,552,467	—	—
Fursys, Inc.	872,463	—	—	872,463	22,366,366	—	444,298
Haw Par Corporation Limited	23,192,830	2,319,283	—	25,512,113	145,341,856	—	2,577,083
Japan Wool Textile Company Limited	6,577,300	—	169,400	6,407,900	46,532,703	(62,074)	1,216,271
Jumbo SA	10,722,438	—	977,676	9,744,762	103,711,538	2,914,091	—
Laurent-Perrier	558,938	—	—	558,938	49,634,169	—	620,453
Legris Industries SA#	896,416	—	—	896,416	19,999,011	—	—
Maezawa Kasei Industries Company Limited	2,068,330	—	—	2,068,330	21,103,684	—	254,397
Matsumoto Kasei-Seiyaku Company Limited*	974,746	—	974,746	—	—	(3,511,090)	—
Nagaileben Company Limited*	2,013,324	—	116,400	1,896,924	31,657,377	575,874	—
Nitto Kohki Company Limited	2,657,590	—	244,190	2,413,400	44,762,888	(531,838)	419,601
Robertet SA	235,837	—	—	235,837	47,375,602	—	782,191
Shingakukai Company Limted*	1,305,700	—	1,305,700	—	—	(4,444,737)	28,911
T. Hasegawa Company Limited	3,206,911	—	—	3,206,911	44,184,689	—	315,624
Wienerberger AG	5,915,786	—	—	5,915,786	77,362,736	—	778,792
Yomeishu Seizo Company Limited	2,535,900	—	—	2,535,900	20,901,556	—	448,934
Total					$754,167,902	$(5,059,774)	$8,883,744

*Not an affiliated issuer as of July 31, 2013.

#Formerly known as Fregate.

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	9.84%
Consumer Staples	7.95
Energy	5.68
Financials	10.06
Health Care	5.78
Industrials	13.66
Information Technology	5.14
Materials	11.80
Telecommunication Services	1.68
Utilities	0.70
Total International Common Stocks	72.29
U.S. Common Stock
Materials	0.21
Total U.S. Common Stock	0.21
International Preferred Stocks
Consumer Discretionary	0.59
Consumer Staples	0.05

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

Information Technology	0.21%
Total International Preferred Stocks	0.85
Right	0.00
Commodity	3.86
Term Loans	0.09
International Convertible Bond
Consumer Staples	0.03
Total International Convertible Bond	0.03
International Corporate Bonds
Financials	0.11
Materials	0.73
Total International Corporate Bonds	0.84
Total International Bonds	0.87
Commercial Paper
International Commercial Paper	7.36
U.S. Commercial Paper	14.47
Total Commercial Paper	21.83
Total Investments	100.00%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

FIRST EAGLE

U.S. Value Fund

Schedule of Investments • Period Ended July 31, 2013 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 77.92%

U.S. Common Stocks — 67.91%

Consumer Discretionary 5.60%
2,438,946	Comcast Corporation, Class ‘A’	$44,510,094	$105,142,962
929,280	Omnicom Group, Inc.	32,253,946	59,724,826
534,857	H&R Block, Inc.	9,037,500	16,810,555
590	St. John Knits International, Inc. (a)(b)	18,290	2,950
		85,819,830	181,681,293
Consumer Staples 5.82%
2,440,500	Sysco Corporation	69,941,483	84,221,655
1,297,275	Lorillard, Inc.	41,364,725	55,173,106
433,040	Colgate-Palmolive Company	16,822,777	25,926,105
257,451	Wal-Mart Stores, Inc.	12,385,227	20,065,731
155,935	Limoneira Company	3,010,369	3,499,181
		143,524,581	188,885,778
Energy 5.24%
1,046,908	ConocoPhillips	48,310,077	67,902,453
872,238	Devon Energy Corporation	49,706,372	47,981,812
1,033,843	San Juan Basin Royalty Trust	20,806,015	16,944,687
189,445	SEACOR Holdings, Inc.	12,151,359	16,587,804
182,753	Apache Corporation	12,681,438	14,665,928
94,454	Helmerich & Payne, Inc.	1,871,008	5,969,493
		145,526,269	170,052,177
Financials 16.73%
2,634,204	Bank of New York Mellon Corporation	64,331,532	82,845,716
362	Berkshire Hathaway, Inc., Class ‘A’ (a)	35,598,996	62,951,800
1,487,386	BB&T Corporation	37,879,375	53,084,806
1,043,898	Cincinnati Financial Corporation	27,405,009	51,151,002
642,673	American Express Company	18,659,034	47,409,987
117,066	Alleghany Corporation (a)	34,293,700	47,280,616
1,133,543	U.S. Bancorp	28,174,022	42,303,825
1,318,769	Weyerhaeuser Company, REIT	20,643,563	37,453,040
753,107	Plum Creek Timber Company, Inc., REIT	26,873,535	36,736,559
671,735	WR Berkley Corporation	18,780,775	28,461,412
30,859	Mastercard, Inc., Class ‘A’	7,849,654	18,842,814
314,929	Rayonier, Inc., REIT	6,600,775	18,404,451
92,372	Visa, Inc., Class ‘A’	6,668,883	16,350,768
		333,758,853	543,276,796

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 67.91% — (continued)

Health Care 2.10%
611,700	WellPoint, Inc.	$32,668,931	$52,337,052
169,270	Johnson & Johnson	10,123,420	15,826,745
		42,792,351	68,163,797
Industrials 10.62%
893,622	Alliant Techsystems, Inc.	58,961,742	83,196,208
636,940	3M Company	47,534,193	74,795,864
678,085	Northrop Grumman Corporation	40,663,607	62,424,505
1,219,970	Cintas Corporation	36,915,327	57,960,775
409,595	Lockheed Martin Corporation	29,472,668	49,200,551
624,052	Insteel Industries, Inc.	6,766,471	10,484,074
68,540	Unifirst Corporation	1,570,554	6,718,291
		221,884,562	344,780,268
Information Technology 15.99%
3,942,819	Intel Corporation	79,842,112	91,867,683
2,793,554	Microsoft Corporation	71,708,716	88,918,824
3,361,617	Cisco Systems, Inc.	55,434,129	85,889,314
2,407,422	Oracle Corporation	69,314,319	77,880,102
1,267,360	Linear Technology Corporation	34,323,276	51,404,122
1,840,310	Rofin-Sinar Technologies, Inc. (a)(c)	42,514,481	42,529,564
39,656	Google, Inc., Class ‘A’ (a)	21,480,953	35,198,666
308,971	Automatic Data Processing, Inc.	11,331,905	22,273,719
475,000	Lender Processing Services, Inc.	14,148,620	15,523,000
186,729	NetApp, Inc.	5,919,005	7,678,296
		406,017,516	519,163,290
Materials 3.30%
672,467	Scotts Miracle-Gro Company, Class ‘A’	29,427,519	33,791,467
255,880	Martin Marietta Materials, Inc.	22,000,503	25,485,648
477,672	Vulcan Materials Company	19,201,638	22,536,565
598,612	Newmont Mining Corporation	29,016,804	17,958,360
123,219	Deltic Timber Corporation	6,140,201	7,433,802
		105,786,665	107,205,842
Utilities 2.51%
1,184,103	FirstEnergy Corporation	45,783,800	45,078,801
371,420	Entergy Corporation	24,857,694	25,070,850
216,687	IDACorp, Inc.	6,780,723	11,434,573
		77,422,217	81,584,224
Total U.S. Common Stocks		1,562,532,844	2,204,793,465

International Common Stocks — 10.01%

Australia 0.98%
2,900,557	Newcrest Mining Limited	66,540,083	31,885,627

Canada 5.98%
2,067,400	Canadian Natural Resources Limited	59,506,366	64,069,070

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 10.01% — (continued)

Canada 5.98% — (continued)
1,403,079	Potash Corporation of Saskatchewan, Inc.	$54,130,701	$40,689,291
2,917,406	Penn West Petroleum Limited	43,744,708	34,425,391
1,162,733	Goldcorp, Inc.	36,611,910	32,823,953
767,100	Agnico-Eagle Mines Limited	36,175,285	21,815,783
354,331	Catalyst Paper Corporation (a)(b)(d)	6,095	413,978
		230,175,065	194,237,466
France 1.00%
631,862	Sanofi, ADR	23,370,904	32,528,256

Mexico 0.65%
1,339,700	Fresnillo PLC	28,993,327	20,971,216

South Africa 0.46%
2,246,380	Gold Fields Limited, ADR	26,932,492	13,545,672
433,085	Sibanye Gold Limited, ADR (a)	3,555,254	1,346,894
		30,487,746	14,892,566
United Kingdom 0.94%
714,063	Willis Group Holdings PLC	20,724,473	30,561,896
Total International Common Stocks		400,291,598	325,077,027
Total Common Stocks		1,962,824,442	2,529,870,492

U.S. Preferred Stock — 0.18%

Consumer Staples 0.18%
168,915	Seneca Foods Corporation, Series ‘2003’ (a)(b)(e)(f)	2,542,171	5,937,362

Warrant — 0.52%

United States 0.52%
939,766	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	11,329,284	16,868,800

OUNCES

Commodity — 3.15%
77,345	Gold bullion (a)	89,045,569	102,381,120

PRINCIPAL

Bonds — 2.36%

International Corporate Bond — 0.11%

Canada 0.12%
6,181,818 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (d)(g)	7,004,222	3,724,546

U.S. Convertible Bond — 1.04%
$32,480,000	Advanced Micro Devices, Inc. 6.00% due 05/01/15 (h)	30,844,748	33,637,100

U.S. Corporate Bonds — 1.21%
600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	521,853	573,000
23,411,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (i)	25,376,983	26,337,375
5,975,000	Mueller Water Products, Inc. 7.375% due 06/01/17	5,131,954	6,161,719

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 1.21% — (continued)
$5,877,000	Yankee Candle Company, Inc. Series ‘B’ 9.75% due 02/15/17	$5,873,509	$6,104,792
Total U.S. Corporate Bonds		36,904,299	39,176,886
Total Bonds		74,753,269	76,538,532

U.S. Treasury Bills — 1.54%
25,000,000	U.S. Treasury Bill 0.06% due 09/19/13	24,998,129	24,998,129
25,000,000	U.S. Treasury Bill 0.06% due 09/26/13	24,997,861	24,997,861
Total U.S. Treasury Bills		49,995,990	49,995,990

Commercial Paper — 14.18%

International Commercial Paper — 4.07%

Canada 0.29%
709,000 USD	Suncor Energy, Inc. 0.27% due 08/14/13	708,931	708,931
8,844,000 USD	Suncor Energy, Inc. 0.29% due 09/23/13	8,840,224	8,840,224

France 0.62%
3,287,000 USD	Air Liquide SA 0.15% due 08/09/13	3,286,890	3,286,890
7,403,000 USD	EI du Pont de Nemours & Company 0.08% due 09/16/13	7,402,243	7,402,243
1,708,000 USD	EI du Pont de Nemours & Company 0.08% due 09/19/13	1,707,814	1,707,814
2,016,000 USD	EI du Pont de Nemours & Company 0.09% due 09/13/13	2,015,783	2,015,783
5,168,000 USD	Électricité de France SA 0.18% due 09/30/13	5,166,450	5,166,328
446,000 USD	Électricité de France SA 0.19% due 09/20/13	445,885	445,885

Germany 0.44%
6,189,000 USD	Henkel Corporation 0.13% due 09/10/13	6,188,106	6,188,106
2,112,000 USD	Henkel Corporation 0.15% due 09/10/13	2,111,648	2,111,648
689,000 USD	Siemens Company 0.06% due 08/26/13	688,971	688,971
5,211,000 USD	Siemens Company 0.07% due 09/24/13	5,210,453	5,210,453

Italy 0.66%
9,888,000 USD	Eni S.p.A. 0.39% due 08/26/13	9,885,391	9,885,391
1,406,000 USD	Eni S.p.A. 0.40% due 08/05/13	1,405,939	1,405,939
9,961,000 USD	Eni S.p.A. 0.44% due 09/19/13	9,955,170	9,955,170

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.07% — (continued)

Japan 0.75%
12,716,000 USD	Hitachi International Treasury 0.27% due 08/01/13	$12,716,000	$12,715,905
1,710,000 USD	Honda Corporation 0.07% due 08/09/13	1,709,973	1,709,973
6,972,000 USD	Honda Corporation 0.10% due 08/23/13	6,971,574	6,971,574
3,064,000 USD	Honda Corporation 0.12% due 09/19/13	3,063,500	3,063,500

Luxembourg 0.09%
2,823,000 USD	Michelin Luxembourg S.C.S. 0.23% due 08/09/13	2,822,856	2,822,856

Switzerland 0.71%
8,631,000 USD	Nestlé SA 0.08% due 09/20/13	8,630,041	8,630,041
2,363,000 USD	Nestlé SA 0.10% due 08/14/13	2,362,915	2,362,915
796,000 USD	Nestlé SA 0.10% due 09/05/13	795,923	795,923
2,118,000 USD	Nestlé SA 0.10% due 09/18/13	2,117,717	2,117,717
887,000 USD	Roche Holdings, Inc. 0.07% due 08/07/13	886,990	886,990
2,379,000 USD	Roche Holdings, Inc. 0.08% due 08/01/13	2,379,000	2,379,000
1,328,000 USD	Roche Holdings, Inc. 0.08% due 08/15/13	1,327,959	1,327,959
1,992,000 USD	Roche Holdings, Inc. 0.08% due 09/16/13	1,991,796	1,991,796
766,000 USD	Roche Holdings, Inc. 0.08% due 09/17/13	765,920	765,920
1,838,000 USD	Roche Holdings, Inc. 0.09% due 10/15/13	1,837,655	1,837,688

United Kingdom 0.51%
598,000 USD	AstraZeneca PLC 0.09% due 10/21/13	597,879	597,743
2,247,000 USD	AstraZeneca PLC 0.09% due 10/23/13	2,246,534	2,245,993
3,807,000 USD	AstraZeneca PLC 0.10% due 09/05/13	3,806,630	3,806,630
1,328,000 USD	AstraZeneca PLC 0.10% due 09/10/13	1,327,852	1,327,852
4,033,000 USD	GlaxoSmithKline PLC 0.10% due 08/15/13	4,032,843	4,032,843
3,325,000 USD	Reckitt Benckiser 0.08% due 08/09/13	3,324,941	3,324,941

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.07% — (continued)

United Kingdom 0.51% — (continued)
1,348,000 USD	Reed Elsevier, Inc. 0.20% due 08/23/13	$1,347,835	$1,347,835
Total International Commercial Paper		132,084,231	132,083,370

U.S. Commercial Paper — 10.11%
$1,149,000	3M Company 0.05% due 08/22/13	1,148,966	1,148,966
3,722,000	3M Company 0.06% due 09/25/13	3,721,659	3,721,659
1,149,000	3M Company 0.07% due 09/25/13	1,148,877	1,148,877
2,175,000	Abbott Laboratories 0.10% due 09/03/13	2,174,801	2,174,801
1,412,000	Abbott Laboratories 0.10% due 09/24/13	1,411,788	1,411,788
2,584,000	Abbott Laboratories 0.10% due 10/15/13	2,583,462	2,583,585
571,000	Abbott Laboratories 0.11% due 08/12/13	570,981	570,981
4,684,000	Abbott Laboratories 0.11% due 08/27/13	4,683,628	4,683,628
1,149,000	Abbott Laboratories 0.11% due 09/16/13	1,148,838	1,148,838
1,056,000	Abbott Laboratories 0.11% due 10/21/13	1,055,739	1,055,803
4,900,000	Abbott Laboratories 0.12% due 09/09/13	4,899,363	4,899,363
14,930,000	Air Products 0.10% due 08/28/13	14,928,880	14,928,880
2,538,000	Arrow Electronics, Inc. 0.51% due 08/01/13	2,538,000	2,537,965
899,000	Baker Hughes, Inc. 0.07% due 08/08/13	898,988	898,988
3,411,000	BHP Billiton Finance USA Limited 0.09% due 08/06/13	3,410,957	3,410,957
887,000	BHP Billiton Finance USA Limited 0.09% due 08/14/13	886,971	886,971
2,873,000	BHP Billiton Finance USA Limited 0.10% due 08/22/13	2,872,832	2,872,832
1,861,000	BHP Billiton Finance USA Limited 0.10% due 09/06/13	1,860,814	1,860,814
4,980,000	BHP Billiton Finance USA Limited 0.11% due 08/19/13	4,979,726	4,979,726
3,411,000	BHP Billiton Finance USA Limited 0.11% due 09/09/13	3,410,593	3,410,593
4,494,000	Caterpillar Financial Services Company 0.09% due 09/23/13	4,493,404	4,493,404
2,013,000	Caterpillar Financial Services Company 0.12% due 08/13/13	2,012,923	2,012,923
3,445,000	Celgene Corporation 0.31% due 10/16/13	3,442,745	3,442,694
6,140,000	Coca-Cola Company 0.11% due 09/11/13	6,139,231	6,139,231
1,063,000	Coca-Cola Company 0.12% due 10/22/13	1,062,710	1,062,797
437,000	Coca-Cola Company 0.13% due 08/20/13	436,970	436,970
4,307,000	Colgate-Palmolive Company 0.03% due 08/01/13	4,307,000	4,307,000
4,516,000	Colgate-Palmolive Company 0.04% due 08/16/13	4,515,925	4,515,925
3,038,000	ConocoPhillips 0.11% due 08/19/13	3,037,833	3,037,833
1,873,000	ConocoPhillips 0.15% due 10/08/13	1,872,469	1,872,645
881,000	Deere & Company 0.08% due 09/12/13	880,918	880,918
8,712,000	Duke Energy Corporation 0.20% due 08/01/13	8,712,000	8,711,952
4,235,000	Duke Energy Corporation 0.26% due 08/07/13	4,234,816	4,234,816
250,000	Emerson Electric Company 0.05% due 09/11/13	249,986	249,986
2,379,000	Exxon Mobil Corporation 0.05% due 08/01/13	2,379,000	2,379,000
2,379,000	Exxon Mobil Corporation 0.05% due 08/02/13	2,378,997	2,378,997
6,680,000	Exxon Mobil Corporation 0.05% due 08/09/13	6,679,926	6,679,926
1,774,000	Exxon Mobil Corporation 0.07% due 08/06/13	1,773,983	1,773,983
2,873,000	Exxon Mobil Corporation 0.07% due 08/08/13	2,872,961	2,872,961
4,307,000	General Electric Company 0.06% due 09/17/13	4,306,663	4,306,663

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 10.11% — (continued)
$3,722,000	General Electric Company 0.06% due 09/20/13	$3,721,690	$3,721,690
1,495,000	Google, Inc. 0.05% due 09/25/13	1,494,886	1,494,886
523,000	Google, Inc. 0.07% due 10/23/13	522,916	522,836
4,758,000	Google, Inc. 0.08% due 09/04/13	4,757,640	4,757,640
5,682,000	Hasbro, Inc. 0.22% due 08/01/13	5,682,000	5,681,965
4,684,000	Honeywell International, Inc. 0.10% due 09/24/13	4,683,297	4,683,297
4,033,000	Johnson & Johnson 0.04% due 09/04/13	4,032,848	4,032,848
7,923,000	Johnson & Johnson 0.05% due 08/07/13	7,922,934	7,922,934
7,923,000	Johnson & Johnson 0.05% due 08/12/13	7,922,879	7,922,879
275,000	Mattel, Inc. 0.14% due 08/01/13	275,000	275,000
3,702,000	Medtronic, Inc. 0.05% due 08/23/13	3,701,887	3,701,887
1,495,000	Medtronic, Inc. 0.06% due 08/20/13	1,494,953	1,494,953
4,307,000	Merck & Company, Inc. 0.07% due 09/18/13	4,306,598	4,306,598
4,307,000	Merck & Company, Inc. 0.07% due 09/23/13	4,306,556	4,306,556
4,307,000	Merck & Company, Inc. 0.07% due 09/24/13	4,306,548	4,306,548
6,298,000	Merck & Company, Inc. 0.10% due 08/16/13	6,297,738	6,297,738
3,149,000	Merck & Company, Inc. 0.10% due 08/19/13	3,148,843	3,148,843
3,149,000	Merck & Company, Inc. 0.10% due 08/20/13	3,148,834	3,148,834
3,149,000	Merck & Company, Inc. 0.10% due 08/22/13	3,148,816	3,148,816
664,000	MetLife 0.13% due 08/13/13	663,971	663,971
4,362,000	MetLife 0.14% due 10/09/13	4,360,830	4,360,558
4,102,000	MetLife 0.15% due 08/13/13	4,101,795	4,101,795
5,366,000	Omnicom Group, Inc. 0.29% due 08/14/13	5,365,438	5,365,438
6,783,000	Omnicom Group, Inc. 0.29% due 08/21/13	6,781,907	6,781,907
578,000	Parker-Hannifin Corporation 0.08% due 09/16/13	577,941	577,941
1,378,000	PepsiCo, Inc. 0.04% due 08/02/13	1,377,998	1,377,998
8,844,000	PepsiCo, Inc. 0.07% due 08/07/13	8,843,897	8,843,897
7,444,000	Philip Morris International, Inc. 0.07% due 09/17/13	7,443,320	7,443,320
1,102,000	Philip Morris International, Inc. 0.08% due 08/01/13	1,102,000	1,102,000
3,411,000	Philip Morris International, Inc. 0.08% due 09/03/13	3,410,750	3,410,750
703,000	Philip Morris International, Inc. 0.09% due 08/05/13	702,993	702,993
5,366,000	Philip Morris International, Inc. 0.09% due 09/17/13	5,365,369	5,365,369
2,297,000	Philip Morris International, Inc. 0.10% due 10/17/13	2,296,509	2,295,935
3,340,000	Procter & Gamble Company 0.09% due 09/04/13	3,339,716	3,339,716
4,980,000	Schlumberger Investments SA 0.15% due 09/16/13	4,979,045	4,979,045
4,735,000	Unilever Capital Corporation 0.04% due 08/01/13	4,735,000	4,734,995
2,538,000	Unilever Capital Corporation 0.09% due 08/05/13	2,537,975	2,537,975
1,328,000	Unilever Capital Corporation 0.09% due 08/08/13	1,327,977	1,327,977
1,242,000	Unilever Capital Corporation 0.10% due 09/12/13	1,241,855	1,241,855
3,722,000	United Parcel Service, Inc. 0.03% due 09/11/13	3,721,873	3,721,873
4,980,000	United Parcel Service, Inc. 0.04% due 08/20/13	4,979,895	4,979,895
551,000	Wal-Mart Stores, Inc. 0.06% due 09/09/13	550,964	550,964
1,378,000	Wal-Mart Stores, Inc. 0.08% due 10/18/13	1,377,761	1,377,761
16,408,000	Wal-Mart Stores, Inc. 0.09% due 08/26/13	16,406,974	16,406,974
3,411,000	Wal-Mart Stores, Inc. 0.09% due 09/05/13	3,410,701	3,410,701
3,411,000	Wal-Mart Stores, Inc. 0.09% due 09/06/13	3,410,693	3,410,693
3,985,000	Wal-Mart Stores, Inc. 0.09% due 09/10/13	3,984,601	3,984,601

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 10.11% — (continued)
$9,961,000	Wal-Mart Stores, Inc. 0.09% due 09/16/13	$9,959,854	$9,959,854
5,366,000	Wal-Mart Stores, Inc. 0.09% due 09/24/13	5,365,276	5,365,276
2,386,000	WellPoint, Inc. 0.15% due 08/01/13	2,386,000	2,385,990
1,334,000	WellPoint, Inc. 0.18% due 08/20/13	1,333,873	1,333,873
Total U.S. Commercial Paper		328,447,937	328,447,277
Total Commercial Paper		460,532,168	460,530,647
Total Investments — 99.85%		2,651,022,893	3,242,122,943
Other Assets in Excess of Liabilities — 0.15%			4,828,977
Net Assets — 100.00%			$3,246,951,920

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At July 31, 2013, the value of these securities amounted to $6,927,290 or 0.21% of net assets.
(c)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)	Represents securities that are subject to legal or contractual restrictions on resale. At July 31, 2013, the value of these securities amounted to $4,138,524 or 0.13% of net assets.
(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $5,937,362 or 0.18% of net assets.
(f)	This security is convertible until December 31, 2049.
(g)	Payment-in-kind security.
(h)	This security is convertible until April 30, 2015.
(i)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

At July 31, 2013, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$710,926,334
Gross unrealized depreciation	(119,826,284)
Net unrealized appreciation	$591,100,050

Abbreviations used in this schedule include:

ADR	— American Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Currencies

USD	— United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Catalyst Paper Corporation	09/17/12	$6,095	$1.17
Catalyst Paper Corporation 11.00% due 10/30/17	09/17/12	7,004,222	0.60

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2012	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31,2013	MARKET VALUE JULY 31,2013	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Insteel Industries, Inc.*	887,051	—	262,999	624,052	$10,484,074	$1,565,147	$298,786
Rofin-Sinar Technologies, Inc.	1,840,310	—	—	1,840,310	42,529,564	—	—
Total					$53,013,638	$1,565,147	$298,786

*Not an affiliated issuer as of July 31, 2013.

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	5.60%
Consumer Staples	5.82
Energy	5.24
Financials	16.73
Health Care	2.10
Industrials	10.62
Information Technology	15.99
Materials	3.30
Utilities	2.51
Total U.S. Common Stocks	67.91
International Common Stocks
Energy	3.04
Financials	0.94
Health Care	1.00
Materials	5.03
Total International Common Stocks	10.01
U.S. Preferred Stock
Consumer Staples	0.18
Total U.S. Preferred Stock	0.18
Warrant	0.52
Commodity	3.15
International Corporate Bond
Materials	0.11
Total International Corporate Bond	0.11
U.S. Convertible Bond
Industrials	1.04
Total U.S. Convertible Bond	1.04
U.S. Corporate Bonds
Consumer Discretionary	0.21
Energy	0.81
Industrials	0.19
Total U.S. Corporate Bonds	1.21
U.S. Treasury Bills	1.54
Commercial Paper
International Commercial Paper	4.07
U.S. Commercial Paper	10.11
Total Commercial Paper	14.18
Total Investments	99.85%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

FIRST EAGLE

Gold Fund

Consolidated Schedule of Investments • Period Ended July 31, 2013 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 68.74%

International Common Stocks — 59.38%

Africa 5.77%
1,217,136	Randgold Resources Limited, ADR	$24,515,069	$90,396,691

Australia 5.42%
5,127,146	Newcrest Mining Limited	154,944,176	56,362,369
6,890,791	Regis Resources Limited (a)	32,462,689	21,926,001
3,519,081	Kingsgate Consolidated Limited	14,060,647	5,045,185
7,991,615	St. Augustine Gold and Copper Limited (a)(b)	8,188,305	1,633,959
		209,655,817	84,967,514
Bermuda 0.85%
3,374,350	Continental Gold Limited (a)	23,926,173	13,371,244

Canada 32.81%
3,752,610	Agnico-Eagle Mines Limited	171,993,651	106,721,583
3,483,720	Goldcorp, Inc.	112,452,838	98,345,416
11,984,472	Kinross Gold Corporation	151,366,353	62,678,789
3,098,313	Barrick Gold Corporation	101,783,805	52,578,372
5,683,257	Eldorado Gold Corporation	59,341,510	44,875,099
968,033	Franco-Nevada Corporation	16,689,933	41,224,577
5,379,731	New Gold, Inc. (a)	9,472,072	39,073,891
6,750,740	Osisko Mining Corporation (a)(c)	51,245,902	28,130,822
2,275,819	IAMGOLD Corporation	7,358,157	11,743,589
1,918,596	Dundee Precious Metals, Inc. (a)(c)	3,080,638	9,526,667
868,060	Detour Gold Corporation (a)(c)	19,303,138	8,620,594
2,815,100	Alacer Gold Corporation	12,734,387	6,660,201
839,800	Primero Mining Corporation (a)	4,870,668	4,039,151
		721,693,052	514,218,751
Channel Island 0.19%
3,066,400	Lydian International Limited (a)	6,767,759	2,895,928

Mexico 6.83%
4,063,583	Fresnillo PLC	15,751,246	63,609,971
1,384,577	Industrias Peñoles S.A.B. de C.V.	2,682,400	43,453,566
		18,433,646	107,063,537
South Africa 7.51%
4,340,596	AngloGold Ashanti Limited, ADR	152,892,390	57,165,650
7,103,944	Gold Fields Limited, ADR	80,462,583	42,836,782

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 59.38% — (continued)

South Africa 7.51% — (continued)
4,584,393	Harmony Gold Mining Company Limited, ADR	$41,675,498	$17,649,913
		275,030,471	117,652,345
Total International Common Stocks		1,280,021,987	930,566,010

U.S. Common Stocks — 9.36%

Materials 9.36%
1,704,977	Newmont Mining Corporation	68,905,643	51,149,310
3,346,490	Tahoe Resources, Inc. (a)(c)	47,406,513	50,632,319
867,401	Royal Gold, Inc.	14,962,981	44,835,957
Total U.S. Common Stocks		131,275,137	146,617,586
Total Common Stocks		1,411,297,124	1,077,183,596

International Preferred Stock — 0.03%

South Africa 0.03%
31,600	AngloGold Ashanti Holdings Finance PLC 6.00% (d)	1,580,000	504,652

Investment Company — 0.03%
398,092	State Street Institutional U.S. Government Money Market Fund, Institutional Class	398,092	398,092

Warrant — 0.00%

Canada — 0.00%
5,500,000	Great Basin Gold Limited Warrant expire 03/30/14 (a)(e)(f)(g)	664,820	0

OUNCES

Commodity — 26.60%
314,859	Gold bullion (a)	161,831,748	416,779,140

PRINCIPAL

International Convertible Bonds — 1.91%

Canada 1.91%
30,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (e)(h)	30,000,000	30,000,000

South Africa 0.00%
2,000,000 CAD	Great Basin Gold Limited 8.00% due 11/30/14 (c)(e)(f)(g)(i)	1,905,297	0
Total International Convertible Bonds		31,905,297	30,000,000

Commercial Paper — 2.52%

International Commercial Paper — 0.87%

Japan 0.87%
13,682,000 USD	Hitachi International Treasury 0.27% due 08/01/13	13,682,000	13,681,898

U.S. Commercial Paper — 1.65%
$2,731,000	Arrow Electronics, Inc. 0.51% due 08/01/13	2,731,000	2,730,962
9,374,000	Duke Energy Corporation 0.20% due 08/01/13	9,374,000	9,373,948
6,114,000	Hasbro, Inc. 0.22% due 08/01/13	6,114,000	6,113,963
5,095,000	Unilever Capital Corporation 0.04% due 08/01/13	5,095,000	5,094,994

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 1.65% — (continued)
$2,568,000	WellPoint, Inc. 0.15% due 08/01/13	$2,568,000	$2,567,989
Total U.S. Commercial Paper		25,882,000	25,881,856
Total Commercial Paper		39,564,000	39,563,754
Total Investments — 99.83%		$1,647,241,081	1,564,429,234
Other Assets in Excess of Liabilities — 0.17%			2,679,578
Net Assets — 100.00%			$1,567,108,812

(a)	Non-income producing security/commodity.
(b)

Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)	This security is convertible until August 9, 2013.
(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $30,000,000 or 1.91% of net assets.
(f)	Security is deemed illiquid. At July 31, 2013, the value of these securities amounted to $0 or 0.00% of net assets.
(g)	Issuer is in default.
(h)	This security is convertible until November 30, 2017.
(i)	This security is convertible until November 30, 2014.

At July 31, 2013, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$507,525,611
Gross unrealized depreciation	(590,337,458)
Net unrealized depreciation	$(82,811,847)

Abbreviations used in this schedule include:

ADR	— American Depository Receipt
PLC	— Public Limited Company

Currencies

CAD	— Canadian Dollar
USD	— United States Dollar

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

International Common Stocks
Materials	59.38%
Total International Common Stocks	59.38
U.S. Common Stocks
Materials	9.36
Total U.S. Common Stocks	9.36
International Preferred Stock
Materials	0.03
Total International Preferred Stock	0.03
Investment Company	0.03
Warrant	0.00

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

Commodity	26.60%
International Convertible Bonds
Materials	1.91
Total International Convertible Bonds	1.91
Commercial Paper
International Commercial Paper	0.87
U.S. Commercial Paper	1.65
Total Commercial Paper	2.52
Total Investments	99.83%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

FIRST EAGLE

Global Income Builder Fund

Schedule of Investments • Period Ended July 31, 2013 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 53.45%

U.S. Common Stocks — 19.00%

Consumer Discretionary 0.52%
68,149	H&R Block, Inc.	$1,277,495	$2,141,923

Consumer Staples 3.21%
186,803	Sysco Corporation	5,947,916	6,446,572
107,166	Lorillard, Inc.	4,228,782	4,557,770
35,082	Colgate-Palmolive Company	1,856,601	2,100,359
		12,033,299	13,104,701
Energy 2.02%
98,736	ConocoPhillips	5,794,236	6,404,017
112,184	San Juan Basin Royalty Trust	1,759,160	1,838,696
		7,553,396	8,242,713
Financials 2.65%
3,449,500	Frasers Commercial Trust, REIT	3,407,127	3,542,194
59,411	Plum Creek Timber Company, Inc., REIT	2,697,282	2,898,069
40,867	Rayonier, Inc., REIT	2,139,547	2,388,267
36,101	Weyerhaeuser Company, REIT	860,609	1,025,268
19,769	Cincinnati Financial Corporation	751,475	968,681
		9,856,040	10,822,479
Industrials 2.34%
39,731	Lockheed Martin Corporation	3,542,247	4,772,488
26,447	Northrop Grumman Corporation	1,747,227	2,434,711
19,905	3M Company	1,833,235	2,337,444
		7,122,709	9,544,643
Information Technology 5.35%
283,971	Intel Corporation	6,381,613	6,616,524
204,068	Microsoft Corporation	5,937,044	6,495,484
153,300	Cisco Systems, Inc.	3,050,426	3,916,815
75,916	Linear Technology Corporation	2,535,871	3,079,153
24,083	Automatic Data Processing, Inc.	1,401,215	1,736,144
		19,306,169	21,844,120
Materials 0.53%
71,983	Newmont Mining Corporation	3,012,689	2,159,490

Utilities 2.38%
156,676	FirstEnergy Corporation	6,661,882	5,964,655

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 19.00% — (continued)

Utilities 2.38% — (continued)
55,743	Entergy Corporation	$3,692,283	$3,762,653
		10,354,165	9,727,308
Total U.S. Common Stocks		70,515,962	77,587,377

International Common Stocks — 34.45%

Australia 0.27%
100,455	Newcrest Mining Limited	2,431,741	1,104,295

Austria 1.31%
34,395	Mayr Melnhof Karton AG	3,703,780	3,773,154
35,573	OMV AG	1,274,797	1,574,250
		4,978,577	5,347,404
Belgium 1.27%
63,662	Groupe Bruxelles Lambert SA	4,926,914	5,180,654

Bermuda 0.08%
33,474	Hiscox Limited	297,123	330,995

Canada 3.87%
155,219	Cenovus Energy, Inc.	4,670,953	4,594,483
331,325	Penn West Petroleum Limited	3,899,920	3,909,635
85,581	Potash Corporation of Saskatchewan, Inc.	3,221,641	2,481,849
113,495	Barrick Gold Corporation	3,166,729	1,926,010
55,507	Agnico-Eagle Mines Limited	2,051,946	1,578,580
46,518	Goldcorp, Inc.	1,724,270	1,313,203
		18,735,459	15,803,760
France 8.03%
244,867	Bouygues SA	6,580,832	7,156,920
104,757	Total SA	5,275,141	5,588,474
86,292	Ciments Francais SA	4,971,888	5,225,630
41,429	Sanofi	3,721,832	4,418,575
47,531	Neopost SA	2,730,042	3,423,427
69,255	Compagnie de Saint-Gobain	2,901,629	3,210,848
76,166	Carrefour SA	1,852,767	2,337,624
27,493	Legrand SA	1,154,588	1,424,608
		29,188,719	32,786,106
Germany 1.66%
51,383	Daimler AG	2,763,588	3,569,621
134,653	Hamburger Hafen und Logistik AG	3,189,443	3,224,441
		5,953,031	6,794,062
Greece 0.09%
33,961	Jumbo SA	148,295	361,440

Hong Kong 0.95%
873,695	Hopewell Holdings Limited	3,035,595	2,771,275
67,700	Guoco Group Limited	589,955	789,990

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 34.45% — (continued)

Hong Kong 0.95% — (continued)
80,000	Great Eagle Holdings Limited	$263,852	$303,265
		3,889,402	3,864,530
Ireland 1.21%
234,655	CRH PLC	4,672,619	4,929,742

Israel 0.43%
221,868	Israel Chemicals Limited	2,375,297	1,772,927

Italy 1.98%
205,465	Eni S.p.A	4,826,684	4,540,183
819,982	Italcementi S.p.A. RSP	2,225,141	3,054,416
41,371	Recordati S.p.A.	349,496	487,360
		7,401,321	8,081,959
Japan 3.02%
265,800	Hoya Corporation	5,311,562	5,738,956
63,300	Astellas Pharma, Inc.	3,033,608	3,394,188
88,800	NKSJ Holdings, Inc.	1,880,381	2,233,831
14,800	Ono Pharmaceutical Company Limited	869,306	950,792
		11,094,857	12,317,767
Mexico 0.52%
136,020	Fresnillo PLC	2,821,949	2,129,212

Netherlands 1.63%
26,753	HAL Trust	3,294,623	3,384,689
90,916	Sligro Food Group NV	2,748,155	3,286,214
		6,042,778	6,670,903
Norway 0.69%
363,571	Orkla ASA	2,999,420	2,815,257

Singapore 0.63%
2,124,398	Asian Pay Television Trust (a)	1,531,052	1,504,472
416,000	Singapore Airport Terminal Services Limited	935,194	1,086,769
		2,466,246	2,591,241
South Africa 0.25%
76,831	AngloGold Ashanti Limited, ADR	1,679,667	1,011,864

South Korea 0.45%
27,200	KT&G Corporation	2,102,431	1,832,824

Spain 0.93%
68,068	Red Electrica Corporation SA	3,417,405	3,799,203

Sweden 1.00%
139,947	Investor AB, Class ‘A’	3,601,565	4,092,250

Switzerland 1.66%
100,043	Nestlé SA	6,646,275	6,777,996

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 34.45% — (continued)

Thailand 0.18%
1,762,000	Thai Beverage PCL	$512,015	$748,696

United Kingdom 2.34%
1,198,550	WM Morrison Supermarkets PLC	5,103,260	5,271,145
165,040	GlaxoSmithKline PLC	3,714,269	4,227,971
18,279	Rank Group PLC	45,530	44,630
		8,863,059	9,543,746
Total International Common Stocks		137,246,165	140,688,833
Total Common Stocks		207,762,127	218,276,210

Closed-End Mutual Fund — 0.23%

Singapore 0.23%
7,276,200	Macquarie International Infrastructure Fund Limited	1,043,859	933,250

OUNCES

Commodity — 0.81%
2,512	Gold bullion (a)	3,685,340	3,324,465

PRINCIPAL

Bonds — 30.98%

U.S. Convertible Bond 0.86%
$3,400,000	Advanced Micro Devices, Inc. 6.00% due 05/01/15 (b)	3,235,058	3,521,125

U.S. Corporate Bonds — 17.87%
4,300,000	ACCO Brands Corporation 6.75% due 04/30/20	4,514,747	4,434,375
959,000	Air Medical Group Holdings, Inc. 9.25% due 11/01/18	1,009,979	1,050,105
1,357,000	Aleris International, Inc. 7.875% due 11/01/20	1,353,482	1,424,850
881,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	881,000	930,556
2,522,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	2,571,690	2,679,625
2,475,000	Basic Energy Services, Inc. 7.75% due 02/15/19	2,471,821	2,512,125
475,000	Basic Energy Services, Inc. 7.75% due 10/15/22	475,000	473,813
5,500,000	Bi-Lo LLC 9.25% due 02/15/19 (c)	5,920,160	6,063,750
500,000	Carrizo Oil & Gas, Inc. 7.50% due 09/15/20	509,320	525,000
900,000	Carrizo Oil & Gas, Inc. 8.625% due 10/15/18	941,385	987,750
1,500,000	CCO Holdings LLC 7.375% due 06/01/20	1,639,351	1,623,750
800,000	CCO Holdings LLC 8.125% due 04/30/20	878,309	874,000
780,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (c)	854,632	877,500
3,725,000	CommScope, Inc. 8.25% due 01/15/19 (c)	4,000,940	4,106,812
5,000,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (c)	5,023,143	5,112,500
375,000	Everest Acquisition LLC 6.875% due 05/01/19	392,139	403,125
1,200,000	Everest Acquisition LLC 7.75% due 09/01/22	1,216,504	1,326,000
3,350,000	Fiesta Restaurant Group, Inc. 8.875% due 08/15/16	3,558,877	3,584,500
3,000,000	Frontier Communications Corporation 8.50% due 04/15/20	3,375,977	3,345,000
1,525,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	1,647,868	1,685,125
2,620,200	Parker Drilling Company 7.50% due 08/01/20 (c)	2,632,643	2,626,751
850,000	PHH Corporation 7.375% due 09/01/19	857,070	936,063
350,000	PHH Corporation 9.25% due 03/01/16	360,008	397,250
5,567,000	Rentech Nitrogen Partners L.P. 6.50% due 04/15/21 (c)	5,636,296	5,580,917
5,925,000	SandRidge Energy, Inc. 7.50% due 02/15/23	6,172,054	5,836,125
2,350,000	STHI Holding Corporation 8.00% due 03/15/18 (c)	2,519,626	2,549,750

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 17.87% — (continued)
$2,373,000	Taylor Morrison Communities, Inc. 7.75% due 04/15/20 (c)	$2,533,262	$2,610,300
2,740,000	Toys R Us Property Company I 10.75% due 07/15/17	2,879,947	2,904,427
1,255,000	Toys R Us Property Company II 8.50% due 12/01/17	1,311,022	1,331,869
3,700,000	Tronox Finance LLC 6.375% due 08/15/20 (c)	3,736,168	3,561,250
600,000	Wolverine World Wide, Inc. 6.125% due 10/15/20 (c)	609,609	630,000
Total U.S. Corporate Bonds		72,484,029	72,984,963

International Bonds — 12.25%

International Convertible Bond — 0.05%

Mauritius 0.05%
200,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (d)(e)	183,781	186,050

International Corporate Bonds — 12.20%

Australia 1.35%
2,354,000 USD	Ausdrill Finance Pty Limited 6.875% due 11/01/19 (c)(f)	2,357,603	2,200,990
3,300,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (c)	3,444,970	3,324,750
		5,802,573	5,525,740
Bermuda 0.55%
500,000 USD	Aircastle Limited 6.25% due 12/01/19	511,588	528,750
1,525,000 USD	Aircastle Limited 7.625% due 04/15/20	1,628,212	1,711,812
		2,139,800	2,240,562
Canada 4.17%
3,000,000 USD	New Gold, Inc. 6.25% due 11/15/22 (c)	2,966,253	2,865,000
500,000 USD	New Gold, Inc. 7.00% due 04/15/20 (c)	514,503	511,250
4,000,000 USD	PetroBakken Energy Limited 8.625% due 02/01/20 (c)	4,112,084	3,920,000
3,000,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	3,116,504	3,180,000
400,000 USD	Precision Drilling Corporation 6.625% due 11/15/20	400,852	422,000
5,788,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	6,133,418	6,156,985
		17,243,614	17,055,235
France 0.52%
500,000 USD	Rexel SA 5.25% due 06/15/20 (c)	499,908	500,000
1,550,000 USD	Rexel SA 6.125% due 12/15/19 (c)	1,586,857	1,615,875
		2,086,765	2,115,875

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 12.20% — (continued)

Netherlands 0.95%
2,300,000 EUR	HeidelbergCement Finance BV 8.50% due 10/31/19 (d)	$3,506,507	$3,870,653

Norway 0.39%
1,630,000 USD	Eksportfinans ASA 2.00% due 09/15/15	1,556,944	1,581,100

South Africa 1.01%
4,180,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	4,197,737	4,133,184

Sweden 2.35%
2,350,000 EUR	Eileme 2 AB 11.75% due 01/31/20 (c)	3,439,882	3,673,428
1,700,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (c)	1,725,974	1,759,500
2,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (c)	2,789,036	2,770,454
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (d)	1,355,300	1,385,227
		9,310,192	9,588,609
United Kingdom 0.91%
2,210,000 USD	Jaguar Land Rover PLC 5.625% due 02/01/23 (c)	2,195,010	2,176,850
1,400,000 USD	Jaguar Land Rover PLC 8.125% due 05/15/21 (c)	1,489,147	1,557,500
		3,684,157	3,734,350
Total International Corporate Bonds		49,528,289	49,845,308
Total Bonds		125,431,157	126,537,446

Term Loans — 7.82%

United States 7.82%
3,328,275 USD	Alcatel-Lucent, Term Loan C 7.25% due 01/30/19	3,372,397	3,406,283
871,620 USD	Ameriforge Group, Inc. 5.00% due 12/19/19	867,491	877,068
2,000,000 USD	Appvion, Inc. 6.75% due 06/04/19	1,980,168	1,987,500
2,051,857 EUR	Axalta Coating Systems U.S. Holdings Inc., Term Loan B 5.25% due 02/01/20	2,765,550	2,752,293
588,627 USD	Calceus Acquisition, Inc. 5.75% due 02/01/20	585,844	594,267
3,832,000 USD	Caraustar Industry, Inc. 7.50% due 05/01/19	3,884,702	3,869,362
3,571,005 USD	Fortescue Metals Group 5.25% due 10/18/17	3,568,521	3,603,805
3,590,000 USD	JC Penney Corporation, Inc. 6.00% due 05/21/18	3,655,685	3,623,656

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

Term Loans — 7.82% — (continued)

United States 7.82% — (continued)
2,144,225 USD	NEP Supershooters L.P. 4.75% due 01/22/20	$2,147,793	$2,167,007
6,163,990 USD	Roundy’s Supermarkets, Inc., Term Loan B 5.75% due 02/13/19	5,948,801	6,111,596
2,948,220 USD	Van Wagner Communications, Term Loan B 8.25% due 08/03/18	2,981,304	2,961,732
Total Term Loans		31,758,256	31,954,569

Commercial Paper — 6.39%

International Commercial Paper — 2.21%

Japan 2.21%
9,024,000 USD	Hitachi International Treasury 0.27% due 08/01/13	9,024,000	9,023,932

U.S. Commercial Paper — 4.18%
$1,801,000	Arrow Electronics, Inc. 0.51% due 08/01/13	1,801,000	1,800,975
6,183,000	Duke Energy Corporation 0.20% due 08/01/13	6,183,000	6,182,966
4,032,000	Hasbro, Inc. 0.22% due 08/01/13	4,032,000	4,031,975
3,360,000	Unilever Capital Corporation 0.04% due 08/01/13	3,360,000	3,359,996
1,694,000	WellPoint, Inc. 0.15% due 08/01/13	1,694,000	1,693,993
Total U.S. Commercial Paper		17,070,000	17,069,905
Total Commercial Paper		26,094,000	26,093,837
Total Investments — 99.68%		$395,774,739	407,119,777
Other Assets in Excess of Liabilities — 0.32%			1,290,410
Net Assets — 100.00%			$408,410,187

(a)	Non-income producing security/commodity.
(b)	This security is convertible until April 30, 2015.
(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(e)	This security is convertible until September 27, 2017.
(f)	Security is deemed illiquid. At July 31, 2013, the value of these securities amounted to $2,200,990 or 0.54% of net assets.

At July 31, 2013, cost is substantially identical for both book and federal income tax purposes.. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$22,090,432
Gross unrealized depreciation	(10,745,394)
Net unrealized appreciation	$11,345,038

Abbreviations used in this schedule include:

ADR	— American Depository Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
RSP	— Represents Non-Voting Shares

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

Currencies

EUR	— Euro
USD	— United States Dollar

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2013	UNREALIZED APPRECIATION AT JULY 31, 2013	UNREALIZED DEPRECIATION AT JULY 31, 2013
08/21/13	2,247,000	Euro	$3,003,363	$2,989,483	$13,880	$—
09/18/13	2,413,000	Euro	3,124,040	3,210,647	—	(86,607)
10/16/13	3,611,000	Euro	4,724,043	4,805,165	—	(81,122)
11/13/13	2,858,000	Euro	3,746,909	3,803,587	—	(56,678)
12/18/13	12,500,000	Euro	16,656,602	16,638,442	18,160	—
01/15/14	2,176,000	Euro	2,796,552	2,896,802	—	(100,250)
09/18/13	89,440,000	Japanese Yen	939,441	913,712	25,729	—
10/16/13	62,904,000	Japanese Yen	633,175	642,720	—	(9,545)
11/13/13	142,476,000	Japanese Yen	1,456,121	1,455,717	404	—
12/18/13	91,374,000	Japanese Yen	964,136	934,067	30,069	—
01/15/14	117,321,000	Japanese Yen	1,174,900	1,199,600	—	(24,700)
			$39,219,282	$39,489,942	$88,242	$(358,902)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	0.52%
Consumer Staples	3.21
Energy	2.02
Financials	2.65
Industrials	2.34
Information Technology	5.35
Materials	0.53
Utilities	2.38
Total U.S. Common Stocks	19.00
International Common Stocks
Consumer Discretionary	1.34
Consumer Staples	5.64
Energy	4.95
Financials	4.00
Health Care	3.30
Industrials	4.62
Information Technology	2.25
Materials	7.42
Utilities	0.93
Total International Common Stocks	34.45
Closed — End Mutual Fund	0.23
Commodity	0.81
U.S. Convertible Bond
Industrials	0.86
Total U.S. Convertible Bond	0.86

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

U.S. Corporate Bonds
Consumer Discretionary	4.69%
Consumer Staples	1.48
Energy	5.05
Health Care	0.62
Industrials	1.00
Information Technology	0.21
Materials	2.59
Telecommunication Services	2.23
Total U.S. Corporate Bonds	17.87
International Convertible Bond
Consumer Staples	0.05
Total International Convertible Bond	0.05
International Corporate Bonds
Consumer Discretionary	0.91
Energy	1.84
Financials	1.48
Industrials	0.52
Materials	6.55
Telecommunication Services	0.90
Total International Corporate Bonds	12.20
Term Loans	7.82
Commercial Paper
International Commercial Paper	2.21
U.S. Commercial Paper	4.18
Total Commercial Paper	6.39
Total Investments	99.68%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2013

FIRST EAGLE

High Yield Fund

Schedule of Investments • Period Ended July 31, 2013 (unaudited)

PRINCIPAL	DESCRIPTION	COST	VALUE

Bonds — 73.04%

U.S. Convertible Bonds — 2.87%
$12,150,000	Advanced Micro Devices, Inc. 6.00% due 05/01/15 (a)	$11,546,892	$12,582,844
1,915,000	Headwaters, Inc. 8.75% due 02/01/16 (b)	1,953,038	2,100,515
11,042,000	RadioShack Corporation 2.50% due 08/01/13 (c)(d)	11,042,000	10,931,580
Total U.S. Convertible Bonds		24,541,930	25,614,939

U.S. Corporate Bonds — 48.66%
9,225,000	ACCO Brands Corporation 6.75% due 04/30/20	9,608,836	9,513,281
4,037,000	Air Medical Group Holdings, Inc. 9.25% due 11/01/18	4,251,116	4,420,515
5,221,000	Aleris International, Inc. 7.875% due 11/01/20	5,218,186	5,482,050
10,092,000	Alliance One International, Inc. 10.00% due 07/15/16	10,129,030	10,596,600
2,909,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,909,000	3,072,631
3,478,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	3,521,517	3,695,375
8,672,000	Atlas Energy Holdings Operating Company LLC 7.75% due 01/15/21 (d)(e)	8,689,897	8,130,000
1,157,000	Atlas Pipeline Partners L.P. 5.875% due 08/01/23 (d)	1,157,000	1,110,720
6,363,000	Atwood Oceanics, Inc. 6.50% due 02/01/20	6,666,440	6,808,410
6,238,000	Basic Energy Services, Inc. 7.75% due 02/15/19	6,167,355	6,331,570
3,475,000	Basic Energy Services, Inc. 7.75% due 10/15/22	3,475,000	3,466,313
14,425,000	Bi-Lo LLC 9.25% due 02/15/19 (d)	15,228,806	15,903,562
1,544,000	Bon-Ton Department Stores, Inc. 8.00% due 06/15/21 (d)	1,544,000	1,594,180
2,581,000	Bon-Ton Department Stores, Inc. 10.625% due 07/15/17	2,286,546	2,590,679
9,233,800	Brickman Group Holdings, Inc. 9.125% due 11/01/18 (d)(e)	9,361,872	9,972,504
7,625,000	Carrizo Oil & Gas, Inc. 8.625% due 10/15/18	7,898,740	8,368,438
441,000	CCO Holdings LLC 6.625% due 01/31/22	456,075	453,128
10,210,000	CCO Holdings LLC 7.375% due 06/01/20	11,073,500	11,052,325
761,000	CCO Holdings LLC 8.125% due 04/30/20	835,491	831,393
9,810,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (d)	10,687,592	11,036,250
9,522,000	Cleaver-Brooks, Inc. 8.75% due 12/15/19 (d)	9,864,919	10,259,955
2,150,000	Cloud Peak Energy Resources 8.25% due 12/15/17	2,253,032	2,279,000
110,000	Cloud Peak Energy Resources 8.50% due 12/15/19	110,720	119,350
8,573,000	CommScope, Inc. 8.25% due 01/15/19 (d)	9,007,509	9,451,732
10,283,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (d)	10,373,219	10,514,367
9,150,000	DriveTime Automotive Group, Inc. 12.625% due 06/15/17 (d)	9,938,338	10,133,625
4,000,000	EP Energy LLC 9.375% due 05/01/20	4,047,570	4,560,000
1,075,000	Everest Acquisition LLC 6.875% due 05/01/19	1,098,055	1,155,625
7,320,000	Fiesta Restaurant Group, Inc. 8.875% due 08/15/16	7,655,546	7,832,400
10,036,000	Frontier Communications Corporation 8.50% due 04/15/20	10,882,932	11,190,140

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 48.66% — (continued)
$8,177,000	GenCorp, Inc. 7.125% due 03/15/21 (d)	$8,503,216	$8,667,620
2,328,000	GNET Escrow Corporation 12.125% due 07/01/18 (d)	2,441,207	2,502,600
6,107,000	Goodman Networks, Inc. 13.125% due 07/01/18 (d)(e)	6,351,439	6,534,490
8,870,000	Headwaters, Inc. 7.625% due 04/01/19	8,910,400	9,612,862
3,000,000	Huntington Ingalls Industries, Inc. 6.875% due 03/15/18	3,128,403	3,285,000
5,762,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	6,128,544	6,367,010
3,350,000	Interface, Inc. 7.625% due 12/01/18	3,553,378	3,601,250
2,000,000	International Lease Finance Corporation 8.625% due 09/15/15	2,119,601	2,222,500
2,205,000	JC Penney Corporation, Inc. Series ‘A’ 6.875% due 10/15/15	2,186,595	2,166,413
5,937,000	JMC Steel Group 8.25% due 03/15/18 (d)(e)	6,059,802	5,937,000
11,243,000	Kemet Corporation 10.50% due 05/01/18	11,490,766	11,299,215
3,646,000	Kraton Polymers 6.75% due 03/01/19	3,721,931	3,728,035
8,726,000	Landry’s, Inc. 9.375% due 05/01/20 (d)	9,065,614	9,489,525
3,443,000	Magnachip Semiconductor Corporation 6.625% due 07/15/21 (d)	3,430,613	3,443,000
5,684,000	Mcron Finance Corporation 8.375% due 05/15/19 (d)	5,757,615	6,209,770
762,000	Milacron LLC 7.75% due 02/15/21 (d)	762,000	781,050
2,119,000	Noranda Aluminum Acquisition Corporation 11.00% due 06/01/19 (d)(e)	2,119,000	1,991,860
7,403,000	Outerwall, Inc. 6.00% due 03/15/19 (d)	7,470,804	7,532,553
1,107,200	Parker Drilling Company 7.50% due 08/01/20 (d)	1,111,311	1,109,968
4,300,000	Parker Drilling Company 9.125% due 04/01/18	4,480,259	4,622,500
2,919,000	PHH Corporation 9.25% due 03/01/16	2,935,601	3,313,065
4,050,000	Post Holdings, Inc. 7.375% due 02/15/22 (d)	4,197,163	4,363,875
3,356,000	Quality Distribution 9.875% due 11/01/18	3,599,002	3,666,430
9,800,000	Quiksilver, Inc. 6.875% due 04/15/15	9,800,000	9,861,348
6,386,000	Radio Systems Corporation 8.375% due 11/01/19 (d)	6,526,492	6,944,775
9,147,000	Rentech Nitrogen Partners L.P. 6.50% due 04/15/21 (d)	9,265,922	9,169,868
6,240,000	Rex Energy Corporation 8.875% due 12/01/20 (d)(e)	6,216,849	6,489,600
8,846,000	ROC Finance 12.125% due 09/01/18 (d)	9,881,328	10,128,670
6,950,000	Samson Investment Company 10.00% due 02/15/20 (d)	7,222,767	7,401,750
9,275,000	SandRidge Energy, Inc. 7.50% due 02/15/23	9,445,019	9,135,875
8,363,000	Seitel, Inc. 9.50% due 04/15/19 (d)	8,402,353	8,509,353
2,690,000	Shea Homes L.P. 8.625% due 05/15/19	2,718,868	2,972,450
6,430,990	Sheridan Group, Inc. 12.50% due 04/15/14	5,985,064	6,463,145
6,982,000	STHI Holding Corporation 8.00% due 03/15/18 (d)	7,458,143	7,575,470
7,264,000	Taylor Morrison Communities, Inc. 7.75% due 04/15/20 (d)	7,645,285	7,990,400
1,357,000	Tower Automotive Holdings USA 10.625% due 09/01/17 (d)	1,485,643	1,436,737
5,246,000	Toys R Us Property Company I 10.75% due 07/15/17	5,521,584	5,560,812
1,745,000	Toys R Us Property Company II 8.50% due 12/01/17	1,804,500	1,851,881
11,720,000	Tronox Finance LLC 6.375% due 08/15/20 (d)	11,820,376	11,280,500
4,650,000	United Rentals North America, Inc. 7.375% due 05/15/20	4,716,865	5,149,875
200,000	United Rentals North America, Inc. 7.625% due 04/15/22	200,000	224,000
3,064,000	Wolverine World Wide, Inc. 6.125% due 10/15/20 (d)	3,113,069	3,217,200
5,238,000	Yankee Candle Company, Inc. Series ‘B’ 9.75% due 02/15/17	5,369,552	5,441,025

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 48.66% — (continued)
$2,839,000	YCC Holdings 10.25% due 02/15/16 (f)	$2,818,918	$2,924,198
Total U.S. Corporate Bonds		423,340,700	434,102,641

International Convertible Bond — 0.04%

Mauritius 0.04%
400,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (g)(h)	368,492	372,100

International Corporate Bonds — 21.47%

Australia 2.06%
8,544,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (d)(e)	8,553,625	7,988,640
10,296,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (d)	10,611,530	10,373,220
		19,165,155	18,361,860
Austria 0.26%
2,326,000 USD	OGX Austria GmbH 8.375% due 04/01/22 (d)	2,323,247	488,460
8,897,000 USD	OGX Austria GmbH 8.50% due 06/01/18 (d)	7,791,812	1,868,370
		10,115,059	2,356,830
Bermuda 2.24%
5,325,000 USD	Aircastle Limited 7.625% due 04/15/20	5,484,249	5,977,312
6,200,000 USD	Santa Maria Offshore Limited 8.875% due 07/03/18 (d)(e)	6,200,000	6,386,000
6,900,000 USD	Viking Cruises, Limited 8.50% due 10/15/22 (d)	7,140,661	7,641,750
		18,824,910	20,005,062
Canada 4.15%
10,081,000 USD	Mood Media Corporation 9.25% due 10/15/20 (d)	10,551,819	9,627,355
1,865,000 USD	New Gold, Inc. 6.25% due 11/15/22 (d)	1,796,264	1,781,075
4,974,000 USD	New Gold, Inc. 7.00% due 04/15/20 (d)	5,068,094	5,085,915
7,729,000 USD	PetroBakken Energy Limited 8.625% due 02/01/20 (d)	7,820,388	7,574,420
1,087,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	1,119,282	1,152,220
2,550,000 USD	Thompson Creek Metals Company, Inc. 7.375% due 06/01/18	2,261,476	2,167,500
7,214,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	7,513,532	7,673,892
2,000,000 USD	Thompson Creek Metals Company, Inc. 12.50% due 05/01/19	2,014,845	1,970,000
		38,145,700	37,032,377

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 21.47% — (continued)

Cayman Islands 2.35%

9,700,000 USD	Offshore Group Investment Limited 7.50% due 11/01/19	$9,705,499	$10,233,500
9,877,000 USD	RDS Ultra-Deepwater Limited 11.875% due 03/15/17 (d)	10,747,100	10,691,852
		20,452,599	20,925,352
France 0.95%
3,500,000 USD	Rexel SA 5.25% due 06/15/20 (d)	3,499,358	3,500,000
4,805,000 USD	Rexel SA 6.125% due 12/15/19 (d)	4,854,117	5,009,213
		8,353,475	8,509,213
Ireland 1.30%
2,891,000 USD	Ardagh Packaging Finance PLC 7.00% due 11/15/20 (d)	2,891,000	2,854,863
8,031,000 USD	Ardagh Packaging Finance PLC 9.125% due 10/15/20 (d)	8,315,077	8,723,635
		11,206,077	11,578,498
Netherlands 1.55%
7,215,000 EUR	HeidelbergCement Finance BV 8.50% due 10/31/19 (g)	10,428,829	12,142,069
1,010,000 USD	Marfrig Holding Europe BV 9.875% due 07/24/17 (d)	1,030,689	1,025,150
600,000 USD	Schaeffler Holding Finance BV 6.875% due 08/15/18 (d)(f)	596,820	615,000
		12,056,338	13,782,219
Norway 1.17%
10,755,000 USD	Eksportfinans ASA 2.00% due 09/15/15	9,977,491	10,432,350

South Africa 1.02%
9,202,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	9,241,033	9,098,938

Sweden 2.45%
688,037 USD	Eileme 1 AB 14.25% due 08/15/20 (d)(e)(f)	660,912	756,841
2,850,000 USD	Eileme 2 AB 11.625% due 01/31/20 (d)	2,938,371	3,363,000
4,450,000 EUR	Eileme 2 AB 11.75% due 01/31/20 (d)	5,961,749	6,956,066
7,750,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (d)	7,799,302	8,021,250

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 21.47% — (continued)

Sweden 2.45% — (continued)
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (d)	$1,394,515	$1,385,227
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (g)	1,355,300	1,385,227
		20,110,149	21,867,611
United Kingdom 1.97%
4,400,000 USD	Ineos Finance PLC 8.375% due 02/15/19 (d)	4,565,267	4,845,500
790,000 USD	Jaguar Land Rover PLC 5.625% due 02/01/23 (d)	790,000	778,150
5,700,000 USD	Jaguar Land Rover PLC 8.125% due 05/15/21 (d)	5,868,437	6,341,250
453,000 EUR	Viridian Group FundCo II 11.125% due 04/01/17 (d)	546,105	640,314
4,724,000 USD	Viridian Group FundCo II 11.125% due 04/01/17 (d)	4,575,897	5,007,440
		16,345,706	17,612,654
Total International Corporate Bonds		193,993,692	191,562,964
Total International Bonds		194,362,184	191,935,064
Total Bonds		642,244,814	651,652,644

Term Loans — 22.97%

Canada 0.71%
6,187,071 USD	Essar Steel Algoma, Inc., ABL Term Loan 8.75% due 09/20/14	6,162,192	6,321,126

Germany 0.57%
3,790,000 EUR	Schaeffler AG, Term Loan C 0.00%-4.75% due 01/27/17 (i)(j)	4,638,089	5,059,360

Luxembourg 1.00%
3,092,000 USD	ION Trading Technologies S.a.r.l., First Lien Term Loan 4.50% due 05/22/20	3,076,226	3,105,529
5,800,000 USD	ION Trading Technologies S.a.r.l., Second Lien Term Loan 8.25% due 05/22/21	5,880,165	5,823,565
		8,956,391	8,929,094
United States 20.69%
9,611,700 USD	Alcatel-Lucent, Term Loan C 7.25% due 01/30/19	9,736,927	9,836,979
959,180 USD	Ameriforge Group, Inc., First Lien Term Loan 5.00% due 12/19/19	954,637	965,175
7,230,000 USD	Ameriforge Group, Inc., Second Lien Term Loan 5.00% due 12/18/20	7,373,385	7,320,375
5,876,000 USD	Appvion Inc. 6.75% due 06/04/19	5,817,734	5,839,275
9,148,072 USD	Atkins Nutritionals, Inc., First Lien Term Loan 6.25% due 01/02/19	9,080,817	9,193,813

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION	COST	VALUE

Term Loans — 22.97% — (continued)

United States 20.69% — (continued)
1,528,000 USD	Atkins Nutritionals, Inc., Second Lien Term Loan 9.75% due 04/03/19	1,498,604	1,558,560
7,377,510 EUR	Axalta Coating Systems U.S. Holdings Inc., Term Loan B 5.25% due 02/01/20	9,946,690	9,895,944
2,236,782 USD	Calceus Acquisition, Inc. 5.75% due 02/01/20	2,226,209	2,258,217
2,865,844 USD	Cannery Casino Resorts LLC, Term Loan B 6.00% due 10/02/18	2,841,029	2,880,173
3,782,500 USD	Cannery Casino Resorts LLC, Second Term Loan 10.00% due 09/25/19	3,696,921	3,605,982
10,389,270 USD	Caraustar Industry, Inc. 7.50% due 05/01/19	10,531,772	10,490,566
7,343,000 USD	CBAC Borrower, LLC Term Loan B 0.00%-8.25% due 07/02/20 (i)(j)	7,551,022	7,563,290
8,800,775 USD	Demantic S.A 5.25% due 12/18/19	8,818,485	8,875,036
8,472,160 USD	Fortescue Metals Group 5.25% due 10/18/17	8,434,564	8,549,976
9,938,000 USD	Hostess Brands, Inc. 6.75% due 03/12/20	10,091,567	10,236,140
9,356,000 USD	JC Penney Corporation, Inc., First Lien Term Loan 6.00% due 05/21/18	9,527,159	9,443,712
6,842,615 USD	NEP Supershooters L.P. 4.75% due 01/22/20	6,853,917	6,915,318
2,890,857 USD	NEP Supershooters L.P., Second Lien Term Loan 9.50% due 08/18/20	2,992,797	2,981,196
14,978,366 USD	Roundy’s Supermarkets, Inc., Term Loan B 0.00%-5.75% due 02/13/19 (i)(j)	14,665,776	14,851,050
8,473,303 USD	Supervalu Inc., Refi Term Loan B 5.00% due 03/21/19	8,473,303	8,566,510
6,902,000 USD	True Religion Apparel, Inc., First Lien Term Loan due 07/29/19 (i)(j)	6,503,225	6,574,155
10,630,620 USD	Van Wagner Communications LLC, Term Loan B 8.25% due 08/03/18	10,660,138	10,679,340
6,811,927 USD	Veyance Technologies, Inc., First Lien Term Loan 5.25% due 09/08/17	6,717,490	6,822,145
11,256,000 USD	Water Pik Technologies, Inc., Term Loan B 0.00%-5.75% due 08/10/17 (i)(j)	11,044,248	11,256,000
7,463,324 USD	Wilton Brands LLC 7.50% due 08/30/18	7,375,427	7,495,976
		183,413,843	184,654,903
Total Term Loans		203,170,515	204,964,483

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

Commercial Paper — 4.00%

International Commercial Paper — 1.38%

Japan 1.38%
12,352,000 USD	Hitachi International Treasury 0.27% due 08/01/13	$12,352,000	$12,351,908

U.S. Commercial Paper — 2.62%
$2,465,000	Arrow Electronics, Inc. 0.51% due 08/01/13	2,465,000	2,464,966
8,463,000	Duke Energy Corporation 0.20% due 08/01/13	8,463,000	8,462,953
5,519,000	Hasbro, Inc. 0.22% due 08/01/13	5,519,000	5,518,966
4,599,000	Unilever Capital Corporation 0.04% due 08/01/13	4,599,000	4,598,995
2,318,000	WellPoint, Inc. 0.15% due 08/01/13	2,318,000	2,317,990
Total U.S. Commercial Paper		23,364,000	23,363,870
Total Commercial Paper		35,716,000	35,715,778
Total Investments — 100.01%		$881,131,329	892,332,905
Liabilities in Excess of Other Assets — (0.01)%			(123,920)
Net Assets — 100.00%			$892,208,985

(a)	This security is convertible until April 30, 2015.
(b)	This security is convertible until January 27, 2016.
(c)	This security is convertible until July 29, 2013.
(d)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(e)	Security is deemed illiquid. At July 31, 2013, the value of these securities amounted to $54,186,935 or 6.07% of net assets.
(f)	Payment-in-kind security.
(g)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(h)	This security is convertible until September 27, 2017.
(i)	All or a portion of the security represents unsettled loan positions.
(j)	At July 31, 2013, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.

At July 31, 2013, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$24,042,192
Gross unrealized depreciation	(12,840,616)
Net unrealized appreciation	$11,201,576

Abbreviations used in this schedule include:

PLC	— Public Limited Company
PTY	— Proprietary Limited Company

Currencies

EUR	— Euro
USD	— United States Dollar

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2013	UNREALIZED APPRECIATION AT JULY 31, 2013	UNREALIZED DEPRECIATION AT JULY 31, 2013
12/18/13	27,304,000	Euro	36,429,816	36,343,681	$86,135	$—

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Convertible Bonds
Consumer Discretionary	1.22%
Industrials	1.65
Total U.S. Convertible Bonds	2.87
U.S. Corporate Bonds
0.04
Consumer Discretionary	12.26
Consumer Staples	4.03
Energy	11.33
Financials	1.39
Health Care	0.85
Industrials	9.44
Information Technology	0.09
Materials	4.62
Telecommunication Services	4.61
Total U.S. Corporate Bonds	48.66
International Convertible Bond
Consumer Staples	0.04
Total International Convertible Bond	0.04
International Corporate Bonds
Consumer Discretionary	1.73
Consumer Staples	0.12
Energy	4.30
Financials	2.74
Industrials	2.25
Materials	7.38
Telecommunication Services	2.32
Utilities	0.63
Total International Corporate Bonds	21.47
Term Loans	22.97
Commercial Paper
International Commercial Paper	1.38
U.S. Commercial Paper	2.62
Total Commercial Paper	4.00
Total Investments	100.01%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

FIRST EAGLE

Fund of America

Schedule of Investments • Period Ended July 31, 2013 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 95.81%

U.S. Common Stocks — 90.53%

Consumer Discretionary 12.13%
1,909,500	Wyndham Worldwide Corporation (a)	$64,410,967	$118,961,850
1,130,200	Viacom, Inc., Class ‘B’ (a)	60,574,109	82,244,654
2,508,470	Interpublic Group of Companies, Inc. (a)	26,410,535	41,264,331
810,100	Lowe’s Companies, Inc. (a)	32,339,959	36,114,258
		183,735,570	278,585,093
Energy 8.01%
1,231,760	Occidental Petroleum Corporation (a)	110,338,013	109,688,228
893,160	Dresser-Rand Group, Inc. (a)(b)	37,984,006	54,366,649
301,500	Atlas Energy L.P. (a)	6,240,155	15,907,140
69,800	SemGroup Corporation, Class ‘A’ (a)	3,104,697	3,939,512
		157,666,871	183,901,529
Health Care 20.84%
3,892,771	Pfizer, Inc. (a)	80,398,097	113,785,696
1,914,300	Omnicare, Inc. (a)	51,626,559	101,055,897
932,242	Valeant Pharmaceuticals International, Inc. (a)(b)	14,100,823	87,257,851
877,300	Baxter International, Inc. (a)	45,852,710	64,077,992
1,428,900	Health Net, Inc. (a)(b)	36,743,611	43,824,363
1,109,620	Theravance, Inc. (a)(b)	32,603,113	42,786,947
362,160	Forest Laboratories, Inc. (a)(b)	15,728,474	15,775,690
334,680	Zoetis, Inc.	6,906,065	9,976,811
		283,959,452	478,541,247
Industrials 6.39%
3,775,065	Pitney Bowes, Inc. (a)	56,227,409	62,326,323
1,394,100	Avis Budget Group, Inc. (a)(b)	34,520,108	44,109,324
480,900	Flowserve Corporation (a)	19,674,969	27,257,412
140,900	Alliant Techsystems, Inc. (a)	8,420,618	13,117,790
		118,843,104	146,810,849
Information Technology 14.37%
2,432,920	Seagate Technology PLC (a)	61,746,819	99,530,757
3,720,100	Hewlett-Packard Company (a)	72,059,184	95,532,168
1,099,990	Motorola Solutions, Inc. (a)	56,592,353	60,312,452
1,279,540	AOL, Inc. (a)	26,413,573	47,138,254
1,804,090	SAIC, Inc. (a)	26,736,059	27,584,536
		243,547,988	330,098,167

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

SHARES	DESCRIPTION		COST	VALUE

U.S. Common Stocks — 90.53% — (continued)

Materials 28.34%
1,782,900	Eastman Chemical Company (a)		$57,795,047	$143,398,647
1,142,800	WR Grace & Company (a)(b)		66,897,729	87,789,896
1,270,270	Rockwood Holdings, Inc. (a)		52,925,661	86,035,387
1,150,005	FMC Corporation (a)		64,694,507	76,084,331
1,400,660	Ball Corporation (a)		29,551,351	62,735,562
1,208,270	Crown Holdings, Inc. (a)(b)		25,389,442	52,958,474
764,150	Valspar Corporation (a)		16,612,141	52,053,898
1,660,260	Sealed Air Corporation (a)		39,356,975	45,225,482
831,400	Packaging Corporation of America (a)		17,707,192	44,721,006
			370,930,045	651,002,683
Telecommunication Services 0.45%
369,900	Yahoo!, Inc. (a)(b)		6,451,551	10,390,491
Total U.S. Common Stocks			1,365,134,581	2,079,330,059

International Common Stocks — 5.28%

Ireland 0.44%
657,100	Elan Corporation PLC, ADR (a)(b)		6,845,949	10,119,340

Netherlands 2.13%
712,000	LyondellBasell Industries NV, Class ‘A’ (a)		47,923,606	48,921,520

Switzerland 2.71%
1,790,350	Tyco International Limited (a)		42,605,158	62,322,084
Total International Common Stocks			97,374,713	121,362,944
Total Common Stocks			1,462,509,294	2,200,693,003

Exchange Traded Fund — 1.79%
321,180	SPDR Gold Trust (a)(b)		52,703,972	41,098,193

Investment Company — 4.75%
109,213,616	State Street Institutional U.S. Government Money Market Fund, Institutional Class		109,213,616	109,213,616

PRINCIPAL

Bond — 0.24%

U.S. Convertible Bond 0.24%
$2,730,000	Omnicare, Inc. 3.75% due 12/15/25 (c)		2,730,000	5,538,487

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Call Option Purchased — 0.01%
1,000	LSI Corporation (Cost: $112,038)	$6.00	October 2013	180,000
Total Investment Portfolio Excluding Options Written — 102.60% (Cost: $1,627,268,920)				2,356,723,299

Covered Call Options Written — (3.00)%
646	Alliant Techsystems, Inc.	70.00	August 2013	(1,469,650)
763	Alliant Techsystems, Inc.	75.00	August 2013	(1,392,475)
606	AOL, Inc.	36.00	August 2013	(129,684)
2,224	AOL, Inc.	37.00	August 2013	(400,320)
389	AOL, Inc.	38.00	October 2013	(83,621)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (3.00)% - (continued)
1,000	Atlas Energy L.P.	$50.00	October 2013	$(374,000)
888	Avis Budget Group, Inc.	31.00	September 2013	(195,360)
3,237	Avis Budget Group, Inc.	31.00	November 2013	(971,100)
1,453	Avis Budget Group, Inc.	32.00	September 2013	(247,010)
4,001	Avis Budget Group, Inc.	32.00	November 2013	(1,020,255)
714	Avis Budget Group, Inc.	33.00	September 2013	(89,250)
2,010	Avis Budget Group, Inc.	33.00	November 2013	(422,100)
632	Avis Budget Group, Inc.	34.00	November 2013	(107,440)
392	Ball Corporation	44.00	November 2013	(72,520)
700	Ball Corporation	46.00	September 2013	(33,250)
532	Baxter International, Inc.	72.50	November 2013	(164,388)
2,523	Baxter International, Inc.	75.00	November 2013	(466,755)
660	Crown Holdings, Inc.	41.00	August 2013	(189,750)
867	Crown Holdings, Inc.	44.00	October 2013	(121,380)
867	Crown Holdings, Inc.	45.00	October 2013	(80,197)
922	Dresser-Rand Group, Inc.	60.00	September 2013	(285,820)
1,094	Dresser-Rand Group, Inc.	65.00	September 2013	(142,220)
426	Dresser-Rand Group, Inc.	65.00	December 2013	(129,060)
612	Eastman Chemical Company	67.50	September 2013	(813,960)
1,452	Eastman Chemical Company	70.00	September 2013	(1,488,300)
1,581	Eastman Chemical Company	72.50	September 2013	(1,391,280)
6,571	Elan Corporation PLC	14.00	October 2013	(1,051,360)
1,786	Flowserve Corporation	55.00	October 2013	(589,380)
818	Flowserve Corporation	56.67	October 2013	(177,915)
847	FMC Corporation	60.00	October 2013	(588,665)
2,839	FMC Corporation	65.00	October 2013	(908,480)
1,288	Forest Laboratories, Inc.	44.00	August 2013	(96,600)
1,301	Forest Laboratories, Inc.	44.00	September 2013	(185,991)
513	Forest Laboratories, Inc.	45.00	September 2013	(51,300)
107	Health Net, Inc.	27.50	October 2013	(41,730)
4,698	Hewlett-Packard Company	24.00	November 2013	(1,526,850)
469	Hewlett-Packard Company	25.00	September 2013	(100,835)
12,799	Hewlett-Packard Company	25.00	November 2013	(3,110,157)
5,194	Hewlett-Packard Company	26.00	September 2013	(825,846)
437	Hewlett-Packard Company	26.00	October 2013	(81,282)
3,878	Hewlett-Packard Company	26.00	November 2013	(802,746)
431	Hewlett-Packard Company	27.00	September 2013	(49,565)
1,868	Interpublic Group of Companies, Inc.	15.00	August 2013	(289,540)
7,473	Interpublic Group of Companies, Inc.	15.00	October 2013	(1,289,093)
1,254	Interpublic Group of Companies, Inc.	16.00	October 2013	(125,400)
1,254	Interpublic Group of Companies, Inc.	17.00	October 2013	(62,700)
723	Lowe’s Companies, Inc.	42.00	October 2013	(267,510)
1,981	Lowe’s Companies, Inc.	43.00	October 2013	(548,737)
455	Lowe’s Companies, Inc.	44.00	October 2013	(99,417)
1,130	LyondellBasell Industries NV, Class ‘A’	65.00	September 2013	(536,750)
3,855	LyondellBasell Industries NV, Class ‘A’	67.50	September 2013	(1,195,050)
1,823	LyondellBasell Industries NV, Class ‘A’	70.00	September 2013	(300,795)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (3.00)% - (continued)
1,891	Motorola Solutions, Inc.	$55.00	September 2013	$(260,958)
1,611	Motorola Solutions, Inc.	57.50	October 2013	(144,990)
500	Motorola Solutions, Inc.	60.00	October 2013	(19,000)
478	Occidental Petroleum Corporation	90.00	September 2013	(100,380)
3,724	Occidental Petroleum Corporation	95.00	November 2013	(685,216)
8,200	Omnicare, Inc.	41.00	September 2013	(9,799,000)
500	Omnicare, Inc.	43.00	September 2013	(507,500)
965	Omnicare, Inc.	48.00	September 2013	(516,275)
965	Omnicare, Inc.	49.00	September 2013	(429,425)
690	Packaging Corporation of America	50.00	October 2013	(310,500)
830	Packaging Corporation of America	52.50	September 2013	(195,050)
1,897	Packaging Corporation of America	52.50	October 2013	(521,675)
1,877	Pfizer, Inc.	28.00	October 2013	(317,213)
791	Pitney Bowes, Inc.	15.00	September 2013	(114,695)
11,539	Pitney Bowes, Inc.	15.00	October 2013	(1,846,240)
5,284	Pitney Bowes, Inc.	17.00	September 2013	(184,940)
2,820	Pitney Bowes, Inc.	17.00	October 2013	(148,646)
225	Rockwood Holdings, Inc.	60.00	August 2013	(193,500)
2,701	Rockwood Holdings, Inc.	65.00	August 2013	(891,330)
2,511	Rockwood Holdings, Inc.	65.00	November 2013	(1,355,940)
635	Rockwood Holdings, Inc.	70.00	November 2013	(168,275)
2,132	SAIC, Inc.	14.00	August 2013	(266,500)
3,827	SAIC, Inc.	14.00	November 2013	(593,185)
6,355	SAIC, Inc.	15.00	November 2013	(540,175)
548	Seagate Technology PLC	42.00	October 2013	(90,420)
2,197	Seagate Technology PLC	43.00	October 2013	(294,398)
500	Seagate Technology PLC	44.00	October 2013	(54,000)
719	Seagate Technology PLC	45.00	October 2013	(63,991)
667	Seagate Technology PLC	46.00	October 2013	(41,687)
625	Seagate Technology PLC	46.00	December 2013	(80,625)
450	Sealed Air Corporation	25.00	August 2013	(108,000)
4,690	Sealed Air Corporation	25.00	October 2013	(1,242,850)
400	SemGroup Corporation, Class ‘A’	50.00	August 2013	(258,000)
75	SemGroup Corporation, Class ‘A’	55.00	August 2013	(16,312)
320	SPDR Gold Trust	118.00	August 2013	(342,400)
320	SPDR Gold Trust	119.00	August 2013	(286,400)
640	SPDR Gold Trust	120.00	August 2013	(502,400)
93	SPDR Gold Trust	122.00	August 2013	(59,148)
320	SPDR Gold Trust	127.00	August 2013	(89,280)
309	Theravance, Inc.	35.00	September 2013	(140,595)
2,517	Theravance, Inc.	36.00	September 2013	(1,031,970)
421	Theravance, Inc.	37.00	September 2013	(147,350)
831	Theravance, Inc.	39.00	September 2013	(234,758)
1,562	Theravance, Inc.	40.00	September 2013	(390,500)
5,058	Tyco International Limited	34.00	October 2013	(880,092)
1,443	Tyco International Limited	35.00	October 2013	(180,375)
295	Valeant Pharmaceuticals International, Inc.	77.50	August 2013	(480,850)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (3.00)% - (continued)
800	Valeant Pharmaceuticals International, Inc.	$85.00	October 2013	$(864,000)
4,600	Valeant Pharmaceuticals International, Inc.	85.00	January 2014	(5,888,000)
500	Valeant Pharmaceuticals International, Inc.	87.50	October 2013	(462,000)
600	Valeant Pharmaceuticals International, Inc.	90.00	October 2013	(454,800)
1,200	Valeant Pharmaceuticals International, Inc.	90.00	January 2014	(1,248,000)
414	Valspar Corporation	65.00	October 2013	(202,860)
812	Valspar Corporation	75.00	October 2013	(56,840)
1,546	Viacom, Inc., Class ‘B’	67.50	September 2013	(994,078)
2,483	Viacom, Inc., Class ‘B’	70.00	September 2013	(1,055,275)
1,125	Viacom, Inc., Class ‘B’	72.50	December 2013	(515,250)
125	Viacom, Inc., Class ‘B’	75.00	December 2013	(41,250)
2,487	WR Grace & Company	77.50	September 2013	(534,705)
2,236	WR Grace & Company	80.00	September 2013	(301,860)
151	WR Grace & Company	80.00	December 2013	(48,320)
443	WR Grace & Company	82.50	September 2013	(28,352)
1,190	Wyndham Worldwide Corporation	55.00	November 2013	(963,900)
3,286	Yahoo!, Inc.	26.00	October 2013	(936,510)
Total Covered Call Options Written (Premiums Received: $51,603,003)				(68,907,848)

Put Option Written — (0.00)%
261	Baxter International, Inc. (Premium Received $33,397)	$62.50	August 2013	(1,044)
Total Investments — 99.60% (Cost: $1,575,632,520)				2,287,814,407
Other Assets in Excess of Liabilities — 0.40%				9,100,976
Net Assets — 100.00%				$2,296,915,383

(a)	At July 31, 2013, all or a portion of this security was segregated to cover collateral requirement for options.
(b)	Non-income producing security/commodity.
(c)	This security is convertible until December 15, 2025.

At July 31, 2013, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$747,220,659
Gross unrealized depreciation	(35,038,772)
Net unrealized appreciation	$712,181,887

Abbreviations used in this schedule include:

ADR	—	American Depository Receipt
PLC	—	Public Limited Company
SPDR	—	Standard & Poor’s Depository Receipts

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	12.13%
Energy	8.01
Health Care	20.84
Industrials	6.39
Information Technology	14.37
Materials	28.34
Telecommunication Services	0.45
Total U.S. Common Stocks	90.53
International Common Stocks
Health Care	0.44
Industrials	2.71
Materials	2.13
Total International Common Stocks	5.28
Exchange Traded Fund	1.79
Investment Company	4.75
U.S. Convertible Bond
Health Care	0.24
Total U.S. Convertible Bond	0.24
Call Option Purchased	0.01
Covered Call Options Written	(3.00)
Put Options Written	(0.00)

Total Investments	99.60%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2013

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust.  The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund (which commenced operations on May 1, 2012) seeks current income generation and long-term growth of capital. In seeking to achieve its objective, the Fund invests primarily in common stocks of U.S. and foreign companies that offer attractive dividend yields and a range of fixed income instruments, including high-yield, below investment grade, investment grade and sovereign debt, from markets in the United States and multiple countries around the world. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and international equity securities.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Funds.

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment in Subsidiary — The First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through its investment in the First Eagle Gold Cayman Fund, Ltd., a wholly owned subsidiary (the “Subsidiary”). The Gold Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Gold Fund.

The Subsidiary, established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. As of July 31, 2013, the Subsidiary has $29,507,304 in net assets, representing 1.88% of the Gold Fund’s net assets.

b) Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts at the time NYSE closes (normally 4.00 p.m. E.S.T.).

Effective March 1, 2013, the 4 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith by or under the direction of the Board, generally acting through its designated Valuation Committee or Valuation Panel (collectively, the “Committees”). The Committees’ responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Funds’ valuation policies.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2013:

First Eagle Global Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3(b)	TOTAL
Assets:†
U.S. Common Stocks	$14,525,670,200	$1,903,328	$—	$14,527,573,528
International Common Stocks	17,796,232,405	22,847,371	11,716,607	17,830,796,383
International Preferred Stock	119,971,580	—	—	119,971,580
Warrant	104,233,837	—	—	104,233,837
Commodity *	1,452,797,123	—	—	1,452,797,123
U.S. Corporate Bonds	—	28,649,178	—	28,649,178
International Corporate Notes and Bonds	—	58,983,400	38,036,258	97,019,658
International Government Bond	—	24,038,713	—	24,038,713
International Commercial Paper	—	2,776,901,585	—	2,776,901,585
U.S. Commercial Paper	—	5,967,234,034	—	5,967,234,034
Foreign Currency Contracts **	—	55,424,321	—	55,424,321
Total	$33,998,905,145	$8,935,981,930	$49,752,865	$42,984,639,940

Liabilities:
Foreign Currency Contracts **	$—	$33,263,080	$—	$33,263,080
Total	$—	$33,263,080	$—	$33,263,080

(a)

Transfer into/out of Level 2 represent value as of the beginning of the period. Common stock valued at $2,159,465 was transferred from Level 2 to Level 1 during the nine-month period ended July 31, 2013. At October 31, 2012, this security was valued using broker quote; at July 31, 2013, this security was valued using quoted market prices in active markets. There were no transfers from Level 1 to Level 2 as of the nine-month period ended July 31, 2013.

(b)	Level 3 securities are identified in the Schedule of Investments with footnote (f).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended July 31, 2013 was as follows:

	INTERNATIONAL	INTERNATIONAL
	COMMON	CORPORATE		TOTAL
	STOCKS	BONDS		VALUE
Beginning Balance - market value	$10,721,439	$31,128,000		$41,849,439
Purchases	—	7,916,286	*	7,916,286
Sales
Transfer In - Level 3	—	—		—
Transfer Out - Level 3	—	—		—
Accrued Amortization	—	—		—
Realized Gains (Losses)	—	—		—
Change in Unrealized Appreciation (Depreciation)	995,168	(1,008,028)		(12,860)
Ending Balance - market value	$11,716,607	$38,036,258		$49,752,865
Change in unrealized gains or (losses) relating to assets still held at reporting date	$995,168	$(1,008,028)		$(12,860)

*Related to a reclassification from interest receivable to payment in kind.

First Eagle Overseas Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets:†
International Common Stocks	$9,737,452,797	$8,278,646	$32,827,560	$9,778,559,003
U.S. Common Stock	28,754,490	—	—	28,754,490
International Preferred Stocks	114,438,621	—	—	114,438,621
Commodity *	522,522,927	—	—	522,522,927
Term Loans	—	12,144,586	0	12,144,586
International Convertible Bond	—	3,534,950	—	3,534,950
International Corporate Bonds	—	88,206,255	25,357,505	113,563,760
International Commercial Paper	—	995,297,110	—	995,297,110
U.S. Commercial Paper	—	1,957,856,269	—	1,957,856,269
Foreign Currency Contracts **	—	26,974,387	—	26,974,387
Total	$10,403,168,835	$3,092,292,203	$58,185,065	$13,553,646,103

Liabilities:
Foreign Currency Contracts **	$—	$19,735,876	$—	$19,735,876
Total	$—	$19,735,876	$—	$19,735,876

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (f).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the nine-month period ended July 31, 2013, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2013 was as follows:

	INTERNATIONAL COMMON STOCKS	RIGHT	INTERNATIONAL CORPORATE BONDS		TERM LOANS	TOTAL VALUE
Beginning Balance — market value	$36,904,767	$0	$20,752,000		$—	$57,656,767
Purchases	—	7,625	5,277,522	*	0	5,285,147
Sales	—	—	—		—	—
Transfer In - Level 3	—	—	—		—	—
Transfer Out - Level 3	—	—	—		—	—
Accrued Amortization	—	—	—		—	—
Realized Gains (Losses)	—	—	—		—	—
Change in Unrealized Appreciation (Depreciation)	(4,077,207)	(7,625)	(672,017)		—	(4,756,849)
Ending Balance — market value	$32,827,560	$0	$25,357,505		$0	$58,185,065
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(4,077,207)	$(7,625)	$(672,017)		$—	$(4,756,849)

*Related to a reclassification from interest receivable to payment in kind.

First Eagle U.S. Value Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets:†
U.S. Common Stocks	$2,204,790,515	$2,950	$—	$2,204,793,465
International Common Stocks	324,663,049	413,978	—	325,077,027
U.S. Preferred Stock	—	—	5,937,362	5,937,362
Warrant	16,868,800	—	—	16,868,800
Commodity *	102,381,120	—	—	102,381,120
International Corporate Bond	—	3,724,546	—	3,724,546
U.S. Convertible Bond	—	33,637,100	—	33,637,100
U.S. Corporate Bonds	—	39,176,886	—	39,176,886
U.S. Treasury Bills	—	49,995,990	—	49,995,990
International Commercial Paper	—	132,083,370	—	132,083,370
U.S. Commercial Paper	—	328,447,277	—	328,447,277
Total	$2,648,703,484	$587,482,097	$5,937,362	$3,242,122,943

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (e).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

For the nine-month period ended July 31, 2013, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2013 was as follows:

U.S. PREFERED
STOCK
Beginning Balance - market value	$4,828,435
Purchases	—
Sales	—
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	1,108,927
Ending Balance - market value	$5,937,362
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,108,927

First Eagle Gold Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets:†
International Common Stocks	$930,566,010	$—	$—	$930,566,010
U.S. Common Stocks	146,617,586	—	—	146,617,586
International Preferred Stock	504,652	—	—	504,652
Investment Company	398,092	—	—	398,092
Warrant	—	—	—	—
Commodity *	416,779,140	—	—	416,779,140
International Convertible Bonds	—	—	30,000,000	30,000,000
International Commercial Paper	—	13,681,898	—	13,681,898
U.S. Commercial Paper	—	25,881,856	—	25,881,856
Total	$1,494,865,480	$39,563,754	$30,000,000	$1,564,429,234

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (e).
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

For the nine-month period ended July 31, 2013, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2013 was as follows:

	INTERNATIONAL
	CONVERTIBLE BONDS	WARRANTS	TOTAL VALUE
Beginning Balance - market value	$30,000,000	$0	$30,000,000
Purchases	5,239	—	5,239
Sales	—	—	—
Transfer In - Level 3	—	—	—
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	(5,239)	0	(5,239)
Ending Balance - market value	$30,000,000	$0	$30,000,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(5,239)	$0	$(5,239)

First Eagle Global Income Builder Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$77,587,377	$—	$—	$77,587,377
International Common Stocks	140,688,833	—	—	140,688,833
Closed-End Mutual Fund	933,250	—	—	933,250
Commodity *	3,324,465	—	—	3,324,465
U.S. Convertible Bond	—	3,521,125	—	3,521,125
U.S. Corporate Bonds	—	72,984,963	—	72,984,963
International Convertible Bond	—	186,050	—	186,050
International Corporate Bonds	—	49,845,308	—	49,845,308
Term Loans	—	31,954,569	—	31,954,569
International Commercial Paper	—	9,023,932	—	9,023,932
U.S. Commercial Paper	—	17,069,905	—	17,069,905
Foreign Currency Contracts **	—	88,242	—	88,242
Total	$222,533,925	$184,674,094	$—	$407,208,019

Liabilities:
Foreign Currency Contracts **	$—	$358,902	$—	$358,902
Total	$—	$358,902	$—	$358,902

†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the nine-month period ended July 31, 2013, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Convertible Bonds	$—	$25,614,939	$—	$25,614,939
U.S. Corporate Bonds	—	434,102,641	—	434,102,641
International Convertible Bond	—	372,100	—	372,100
International Corporate Bonds	—	191,562,964	—	191,562,964
Term Loans	—	204,964,483	—	204,964,483
International Commercial Paper	—	12,351,908	—	12,351,908
U.S. Commercial Paper	—	23,363,870	—	23,363,870
Foreign Currency Contracts *	—	86,135	—	86,135
Total	$—	$892,419,040	$—	$892,419,040

†	See Schedule of Investments for additional detailed categorizations.
*	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the nine-month period ended July 31, 2013, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Fund of America

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$2,079,330,059	$—	$—	$2,079,330,059
International Common Stocks	121,362,944	—	—	121,362,944
Exchange Traded Fund	41,098,193	—	—	41,098,193
Investment Company	109,213,616	—	—	109,213,616
U.S. Convertible Bond	—	5,538,487	—	5,538,487
Call Option Purchased	180,000	—	—	180,000
Total	$2,351,184,812	$5,538,487	$—	$2,356,723,299

Liabilities:
Covered Call Options Written	$68,907,848	$—	$—	$68,907,848
Put Option Written	1,044	—	—	1,044
Total	$68,908,892	$—	$—	$68,908,892

†	See Schedule of Investments for additional detailed categorizations.

For the nine-month period ended July 31, 2013, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global, Overseas, Global Income Builder and High Yield Funds enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

The Funds adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At July 31, 2013, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Foreign Currency	$55,424,321	$33,263,080	$492,242,625	$31,114,301

First Eagle Overseas Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Foreign Currency	$26,974,387	$19,735,876	$244,940,186	$14,528,174

First Eagle Global Income Builder Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN DEPRECIATION
Foreign Currency	$88,242	$358,902	$(235,727)	$(94,827)

First Eagle High Yield Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN APPRECIATION
Foreign Currency	$86,135	$0	$(1,246,431)	$779,136

Options — In order to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option is adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to earmark assets to cover its obligations under option contracts. A call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the period ended July 31, 2013, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America had the following options transactions.

First Eagle Global Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2012	31,931	$6,108,142
Options written	36,327	6,825,878
Options assigned	(19,696)	(2,902,366)
Options expired/closed	(48,562)	(10,031,654)
Options outstanding at July 31, 2013	—	$—

As of July 31, 2013, there were no segregated securities for written options.

First Eagle U.S. Value Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2012	3,593	$604,523
Options written	5,206	983,063
Options assigned	(2,676)	(389,080)
Options expired/closed	(6,123)	(1,198,506)
Options outstanding at July 31, 2013	—	$—

As of July 31, 2013, there were no segregated securities for written options.

First Eagle Fund of America

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2012	145,331	$36,222,702
Options written	927,339	205,606,824
Options assigned	(98,242)	(28,416,738)
Options expired/closed	(765,238)	(161,776,388)
Options outstanding at July 31, 2013	209,190	$51,636,400

PURCHASED OPTIONS	NUMBER OF CONTRACTS	COST
Options outstanding at October 31, 2012	1,500	$309,736
Options purchased	4,340	777,060
Options expired/closed	(4,840)	(974,758)
Options outstanding at July 31, 2013	1,000	$112,038

As of July 31, 2013, portfolio securities valued at $884,528,101 were segregated to cover collateral requirements for written options.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

At July 31, 2013, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Equity - Written options	$0	$7,809,712	$1,551,880

First Eagle U.S. Value Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Equity - Written options	$0	$799,801	$212,260

First Eagle Fund of America

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN (LOSS)	CHANGE IN APPRECIATION (DEPRECIATION)
Equity - Written options	$—	$68,908,892	$(56,792,330)	$(22,894,839)
Equity - Purchased options	180,000	—	38,384	62,698

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: September 27, 2013

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: September 27, 2013